Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
January 31, 2022
SGX-NPRT1-0422
1.899284.112
Common Stocks - 97.6%
	Shares	Value ($)
Australia - 4.2%
Ampol Ltd.	292,886	6,204,208
APA Group unit	1,402,565	9,511,985
Aristocrat Leisure Ltd.	735,273	21,313,921
ASX Ltd.	235,084	13,942,493
Aurizon Holdings Ltd.	2,179,448	5,452,666
AusNet Services	2,250,473	4,141,092
Australia & New Zealand Banking Group Ltd.	3,432,230	64,865,198
BHP Group Ltd. (a)	3,558,787	114,132,315
BHP Group Ltd.	2,539,207	80,710,615
BlueScope Steel Ltd.	608,620	7,977,090
Brambles Ltd.	1,755,848	12,062,760
Cochlear Ltd.	80,634	11,057,581
Coles Group Ltd.	1,627,845	18,701,836
Commonwealth Bank of Australia	2,140,194	142,729,045
Computershare Ltd.	653,167	9,053,947
Crown Ltd. (b)	448,707	3,866,106
CSL Ltd.	577,450	106,968,406
Dexus unit	1,283,063	9,340,592
Dominos Pizza Enterprises Ltd.	70,928	5,231,880
Endeavour Group Ltd.	1,616,255	7,219,193
Evolution Mining Ltd.	2,218,126	5,572,892
Fortescue Metals Group Ltd.	2,044,988	28,715,943
Goodman Group unit	2,016,974	33,303,718
IDP Education Ltd.	248,928	5,203,186
Insurance Australia Group Ltd.	2,928,662	8,833,941
Lendlease Group unit	824,366	5,833,661
Macquarie Group Ltd.	421,931	55,151,239
Magellan Financial Group Ltd.	155,267	2,065,969
Medibank Private Ltd.	3,298,641	7,228,220
Mirvac Group unit	4,720,311	8,747,516
National Australia Bank Ltd.	3,970,910	76,620,524
Newcrest Mining Ltd.	982,275	15,236,425
Northern Star Resources Ltd.	1,332,482	7,941,490
Orica Ltd.	485,328	4,808,406
Origin Energy Ltd.	2,182,141	8,731,840
Qantas Airways Ltd. (b)	1,057,559	3,619,650
QBE Insurance Group Ltd.	1,769,076	14,045,825
Ramsay Health Care Ltd.	225,174	10,046,373
REA Group Ltd.	64,009	6,631,129
Reece Ltd.	342,895	5,293,749
Rio Tinto Ltd.	445,030	35,382,422
Santos Ltd.	3,877,754	19,752,252
Scentre Group unit	6,412,706	13,313,723
SEEK Ltd.	398,626	8,260,806
Sonic Healthcare Ltd.	553,425	14,903,901
South32 Ltd.	5,605,555	15,422,545
Stockland Corp. Ltd. unit	2,862,579	8,251,184
Suncorp Group Ltd.	1,529,843	12,015,233
Sydney Airport unit (b)	1,626,285	9,995,342
Tabcorp Holdings Ltd.	2,648,432	9,305,484
Telstra Corp. Ltd.	4,965,365	13,803,332
The GPT Group unit	2,297,601	8,141,903
Transurban Group unit	3,715,842	32,826,593
Treasury Wine Estates Ltd.	889,665	6,686,932
Vicinity Centres unit	4,669,575	5,413,481
Washington H. Soul Pattinson & Co. Ltd.	256,300	4,975,784
Wesfarmers Ltd.	1,373,952	51,265,626
Westpac Banking Corp.	4,427,438	63,856,641
WiseTech Global Ltd.	177,733	5,788,653
Woodside Petroleum Ltd.	1,161,177	20,749,079
Woolworths Group Ltd.	1,536,999	37,494,273
TOTAL AUSTRALIA		1,365,719,814
Austria - 0.2%
Erste Group Bank AG	409,977	19,162,559
OMV AG	180,861	11,069,491
Raiffeisen International Bank-Holding AG	179,990	5,059,023
Verbund AG	82,378	8,724,669
Voestalpine AG	146,510	4,870,744
TOTAL AUSTRIA		48,886,486
Bailiwick of Jersey - 0.6%
Experian PLC	1,141,909	47,695,142
Ferguson PLC	264,948	41,673,834
Glencore Xstrata PLC	11,997,325	62,501,461
Polymetal International PLC	424,904	6,061,281
United Co. RUSAL International PJSC (b)	3,455,150	3,224,546
WPP PLC	1,421,949	22,296,906
TOTAL BAILIWICK OF JERSEY		183,453,170
Belgium - 0.5%
Ageas	206,526	9,941,034
Anheuser-Busch InBev SA NV	917,873	57,863,735
Colruyt NV	69,521	2,823,922
Elia System Operator SA/NV	38,647	5,215,211
Groupe Bruxelles Lambert SA	135,008	14,486,748
KBC Groep NV	300,937	26,172,299
Proximus	193,620	3,953,833
Sofina SA	18,332	7,298,851
Solvay SA Class A	90,028	10,847,401
UCB SA	152,265	15,151,171
Umicore SA	233,971	8,857,122
TOTAL BELGIUM		162,611,327
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (b)	4,876,000	3,675,281
Alibaba Pictures Group Ltd. (b)	11,510,000	1,303,432
Beijing Enterprises Water Group Ltd.	4,818,000	1,879,212
China Gas Holdings Ltd.	3,639,000	6,182,599
China Resource Gas Group Ltd.	1,090,000	5,460,079
China Youzan Ltd. (b)	14,576,000	565,725
CK Infrastructure Holdings Ltd.	819,131	5,047,791
Cosco Shipping Ports Ltd.	1,998,345	1,591,888
Credicorp Ltd. (United States)	82,229	11,776,837
GOME Electrical Appliances Holdings Ltd. (b)	15,200,418	1,041,180
HengTen Networks Group Ltd. (a)(b)	3,256,000	1,005,142
Hongkong Land Holdings Ltd.	1,402,345	7,594,981
Hopson Development Holdings Ltd.	777,920	1,620,924
Huabao International Holdings Ltd. (a)	1,092,000	673,768
Jardine Matheson Holdings Ltd.	261,164	15,425,120
Kunlun Energy Co. Ltd.	4,776,000	4,952,941
Nine Dragons Paper (Holdings) Ltd.	1,880,000	1,877,878
Shenzhen International Holdings Ltd.	1,360,959	1,381,001
TOTAL BERMUDA		73,055,779
Brazil - 0.9%
Ambev SA	5,207,830	14,681,685
Americanas SA	757,687	4,524,633
Atacadao SA	547,900	1,720,023
B3 SA - Brasil Bolsa Balcao	7,323,375	20,163,037
Banco Bradesco SA	469,308	1,661,549
Banco do Brasil SA	999,200	6,145,623
Banco Inter SA unit	380,069	1,859,512
Banco Santander SA (Brasil) unit	520,900	3,224,418
BB Seguridade Participacoes SA	901,200	3,927,189
BRF SA (b)	523,500	2,201,419
BTG Pactual Participations Ltd. unit	1,484,600	6,757,459
CCR SA	1,498,800	3,669,309
Centrais Eletricas Brasileiras SA (Electrobras)	443,430	2,946,959
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	414,300	2,914,869
Companhia Siderurgica Nacional SA (CSN)	845,000	4,064,198
Cosan SA	1,215,732	5,442,073
Energisa SA unit	245,400	2,017,233
ENGIE Brasil Energia SA	233,050	1,786,244
Equatorial Energia SA	1,089,200	4,709,522
Hapvida Participacoes e Investimentos SA (c)	1,394,500	3,324,678
Hypermarcas SA	468,500	2,744,776
JBS SA	1,051,600	6,949,143
Klabin SA unit	892,300	4,180,792
Localiza Rent A Car SA	752,441	8,303,618
Lojas Renner SA	1,212,009	6,418,277
Magazine Luiza SA	3,563,032	4,696,941
Natura & Co. Holding SA (b)	1,041,019	4,450,223
Notre Dame Intermedica Participacoes SA	650,110	8,716,942
Petroleo Brasileiro SA - Petrobras (ON)	3,345,511	22,221,083
Raia Drogasil SA	1,356,300	5,915,502
Rede D'Oregon Sao Luiz SA (c)	466,000	3,889,403
Rumo SA (b)	1,521,600	4,475,884
Suzano Papel e Celulose SA	909,195	10,136,220
Telefonica Brasil SA	596,640	5,582,018
TIM SA	978,003	2,444,041
Totvs SA	726,400	3,976,657
Ultrapar Participacoes SA	846,200	2,407,880
Vale SA	4,159,047	63,340,075
Vale SA sponsored ADR	765,955	11,627,197
Via S/A (b)	1,408,100	1,251,621
Vibra Energia SA	1,429,450	6,164,555
Weg SA	1,994,132	12,077,227
TOTAL BRAZIL		299,711,707
British Virgin Islands - 0.0%
VK Co. Ltd. unit (b)	120,267	946,343
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	294,679	14,073,840
Air Canada (b)	214,814	3,863,154
Algonquin Power & Utilities Corp.	879,441	12,557,019
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	989,247	39,899,850
AltaGas Ltd. (a)	344,063	7,067,211
Ballard Power Systems, Inc. (b)	282,690	2,948,880
Bank of Montreal (a)	779,653	88,248,022
Bank of Nova Scotia	1,463,668	105,426,930
Barrick Gold Corp. (Canada)	2,154,591	41,239,192
Bausch Health Cos., Inc. (Canada) (b)	376,434	9,254,268
BCE, Inc.	87,665	4,579,283
BlackBerry Ltd. (b)	653,532	5,377,764
Brookfield Asset Management, Inc. (Canada) Class A	1,703,713	93,820,485
Brookfield Renewable Corp.	158,687	5,429,176
CAE, Inc. (b)	379,545	9,584,545
Cameco Corp.	484,818	9,424,421
Canadian Apartment Properties (REIT) unit (a)	99,104	4,358,970
Canadian Imperial Bank of Commerce	542,069	68,068,327
Canadian National Railway Co.	853,801	104,062,769
Canadian Natural Resources Ltd.	1,430,873	72,784,682
Canadian Pacific Railway Ltd.	1,122,376	80,296,482
Canadian Tire Ltd. Class A (non-vtg.) (a)	71,658	10,346,059
Canadian Utilities Ltd. Class A (non-vtg.)	167,523	4,866,951
CCL Industries, Inc. Class B	184,118	9,626,309
Cenovus Energy, Inc. (Canada)	1,577,494	22,946,044
CGI, Inc. Class A (sub. vtg.) (b)	264,375	22,572,174
Constellation Software, Inc.	24,221	41,716,750
Dollarama, Inc. (a)	347,293	17,919,953
Emera, Inc. (a)	323,293	15,318,363
Empire Co. Ltd. Class A (non-vtg.)	202,147	6,237,034
Enbridge, Inc.	2,443,434	103,300,274
Fairfax Financial Holdings Ltd. (sub. vtg.)	30,484	14,719,804
First Quantum Minerals Ltd.	705,012	17,365,319
FirstService Corp.	46,782	7,459,579
Fortis, Inc.	578,461	27,477,068
Franco-Nevada Corp.	231,687	30,633,390
George Weston Ltd.	93,628	10,210,214
GFL Environmental, Inc. (a)	187,725	6,167,168
Gildan Activewear, Inc.	244,339	9,726,274
Great-West Lifeco, Inc. (a)	338,728	10,581,669
Hydro One Ltd. (c)	414,045	10,696,800
iA Financial Corp, Inc.	127,309	8,283,623
IGM Financial, Inc.	97,168	3,413,856
Imperial Oil Ltd.	301,812	12,348,851
Intact Financial Corp.	214,047	29,001,546
Ivanhoe Mines Ltd. (b)	720,825	6,175,341
Keyera Corp. (a)	268,690	6,322,242
Kinross Gold Corp.	1,549,881	8,376,417
Kirkland Lake Gold Ltd.	321,279	12,101,513
Lightspeed Commerce, Inc. (Canada) (b)	128,506	4,171,150
Loblaw Companies Ltd.	205,956	15,889,631
Lundin Mining Corp.	813,649	6,778,541
Magna International, Inc. Class A (sub. vtg.)	345,559	27,839,907
Manulife Financial Corp.	2,354,004	49,018,987
Metro, Inc. (a)	300,779	16,087,766
National Bank of Canada	409,259	32,743,296
Northland Power, Inc.	279,891	8,105,092
Nutrien Ltd.	690,613	48,233,979
Nuvei Corp. (b)(c)	67,318	4,102,683
Onex Corp. (sub. vtg.)	93,792	6,737,323
Open Text Corp.	350,453	16,773,442
Pan American Silver Corp.	254,192	5,508,341
Parkland Corp. (a)	184,268	4,899,704
Pembina Pipeline Corp. (a)	663,657	21,071,625
Power Corp. of Canada (sub. vtg.) (a)	678,116	21,797,443
Quebecor, Inc. Class B (sub. vtg.)	202,878	4,797,634
Restaurant Brands International, Inc.	227,554	12,727,915
Restaurant Brands International, Inc. (a)	113,857	6,372,576
RioCan (REIT) (a)	199,677	3,476,263
Ritchie Bros. Auctioneers, Inc.	130,634	7,962,492
Rogers Communications, Inc. Class B (non-vtg.)	425,287	21,569,644
Royal Bank of Canada (a)	1,713,198	195,330,045
Saputo, Inc.	313,582	7,028,243
Shaw Communications, Inc. Class B	539,711	16,087,519
Shopify, Inc. Class A (b)	136,698	131,944,783
Sun Life Financial, Inc.	704,683	39,908,846
Suncor Energy, Inc.	1,795,474	51,301,275
TC Energy Corp. (a)	1,183,227	61,099,807
Teck Resources Ltd. Class B (sub. vtg.)	573,321	17,707,259
TELUS Corp.	523,193	12,310,666
TFI International, Inc. (Canada)	100,639	9,686,647
The Toronto-Dominion Bank	2,196,783	175,946,566
Thomson Reuters Corp.	209,610	22,501,971
TMX Group Ltd.	66,557	6,770,629
Toromont Industries Ltd.	99,277	8,379,365
Tourmaline Oil Corp.	375,546	13,389,250
West Fraser Timber Co. Ltd.	112,862	10,446,716
Wheaton Precious Metals Corp.	542,356	21,866,613
WSP Global, Inc. (a)	142,536	19,006,295
TOTAL CANADA		2,435,653,784
Cayman Islands - 6.0%
3SBio, Inc. (b)(c)	1,356,500	1,074,068
51job, Inc. sponsored ADR (b)	36,681	1,848,722
AAC Technology Holdings, Inc.	875,500	2,658,347
Abu Dhabi Islamic Bank	1,658,726	3,134,060
Agile Property Holdings Ltd. (a)	1,092,000	578,864
Agora, Inc. ADR (b)	56,127	641,532
Airtac International Group	171,456	6,024,419
Akeso, Inc. (b)(c)	321,000	871,934
Alibaba Group Holding Ltd. (b)	18,326,324	287,238,823
Anta Sports Products Ltd.	1,319,400	19,811,149
Autohome, Inc. ADR Class A	94,827	3,159,636
Baidu, Inc. sponsored ADR (b)	336,844	53,807,461
BeiGene Ltd. ADR (b)	56,935	13,811,292
Bilibili, Inc. ADR (a)(b)	195,637	6,904,030
Bosideng International Holdings Ltd.	4,008,000	1,953,644
Budweiser Brewing Co. APAC Ltd. (c)	2,096,058	5,536,810
Chailease Holding Co. Ltd.	1,562,708	14,345,034
China Conch Venture Holdings Ltd.	1,947,500	9,257,795
China Education Group Holdings Ltd.	891,000	779,855
China Evergrande Group (a)	4,833,000	1,032,803
China Feihe Ltd. (c)	4,335,000	6,011,616
China Hongqiao Group Ltd.	2,804,500	3,168,883
China Huishan Dairy Holdings Co. Ltd. (b)(d)	958,000	1
China Liansu Group Holdings Ltd.	1,380,000	2,399,140
China Literature Ltd. (b)(c)	502,400	3,042,721
China Medical System Holdings Ltd.	1,697,000	2,841,678
China Meidong Auto Holding Ltd.	676,000	3,173,845
China Mengniu Dairy Co. Ltd.	3,782,000	22,353,982
China Overseas Property Holdings Ltd.	1,565,000	1,817,497
China Resources Cement Holdings Ltd.	3,058,000	2,635,166
China Resources Land Ltd.	3,844,465	18,582,685
China Resources Mixc Lifestyle Services Ltd. (c)	692,800	4,072,066
China State Construction International Holdings Ltd.	2,353,750	2,786,295
China Yuhua Education Corp. Ltd. (c)	1,860,000	404,717
ChinaSoft International Ltd.	3,132,000	3,134,104
Chindata Group Holdings Ltd. ADR (b)	117,621	602,220
Chow Tai Fook Jewellery Group Ltd.	2,427,400	4,264,879
CIFI Ever Sunshine Services Group Ltd.	882,000	1,591,675
CIFI Holdings Group Co. Ltd.	3,907,115	2,552,492
CK Asset Holdings Ltd.	2,380,639	15,891,734
CK Hutchison Holdings Ltd.	3,306,223	23,498,399
Country Garden Holdings Co. Ltd.	9,552,866	7,846,305
Country Garden Services Holdings Co. Ltd.	2,124,000	12,546,917
Dali Foods Group Co. Ltd. (c)	1,841,000	1,064,049
Daqo New Energy Corp. ADR (b)	71,264	2,859,112
Dongyue Group Co. Ltd.	1,771,000	2,167,551
ENN Energy Holdings Ltd.	963,100	15,332,820
ESR Cayman Ltd. (b)(c)	2,407,991	8,164,778
Futu Holdings Ltd. ADR (a)(b)	62,844	2,718,003
GDS Holdings Ltd. ADR (b)	107,560	4,719,733
Geely Automobile Holdings Ltd.	7,227,000	15,644,704
Genscript Biotech Corp. (b)	1,412,000	4,497,809
Greentown China Holdings Ltd.	1,080,000	1,783,142
Greentown Service Group Co. Ltd.	1,676,000	1,845,046
Haidilao International Holding Ltd. (a)(c)	1,305,000	2,828,430
Haitian International Holdings Ltd.	753,000	1,959,054
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,468,000	3,026,152
Hello Group, Inc. ADR	213,949	2,081,724
Hengan International Group Co. Ltd.	788,500	3,854,436
Huazhu Group Ltd. ADR (b)	224,728	8,881,251
Hutchison China Meditech Ltd. sponsored ADR (b)	104,558	2,848,160
Hygeia Healthcare Holdings Co. (c)	416,200	1,886,893
I-Mab ADR (b)	47,171	1,191,068
Innovent Biologics, Inc. (b)(c)	1,399,500	5,926,610
iQIYI, Inc. ADR (a)(b)	359,821	1,468,070
JD Health International, Inc. (b)(c)	408,550	3,299,928
JD.com, Inc. Class A (b)	2,423,150	91,840,812
Jinxin Fertility Group Ltd. (b)(c)	1,424,500	1,426,907
Jiumaojiu International Holdings Ltd. (a)(c)	839,000	1,811,895
JOYY, Inc. ADR	67,961	3,436,108
Kanzhun Ltd. ADR	83,108	2,517,341
KE Holdings, Inc. ADR (b)	435,598	9,491,680
Kingboard Chemical Holdings Ltd.	766,500	3,700,452
Kingboard Laminates Holdings Ltd.	1,162,500	1,993,751
Kingdee International Software Group Co. Ltd. (b)	3,132,000	7,176,487
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	64,895	548,363
Kingsoft Corp. Ltd.	1,211,600	5,444,771
Kuaishou Technology Class B (c)	584,600	6,682,423
KWG Group Holdings Ltd.	1,627,000	889,620
Lee & Man Paper Manufacturing Ltd.	1,297,000	888,265
Legend Biotech Corp. ADR (b)	123	5,245
Li Ning Co. Ltd.	2,724,000	26,580,798
Logan Property Holdings Co. Ltd. (a)	1,755,000	1,092,556
Longfor Properties Co. Ltd. (c)	2,160,500	12,960,470
Meituan Class B (b)(c)	4,938,190	147,327,654
Melco Crown Entertainment Ltd. sponsored ADR (b)	254,649	2,689,093
Microport Scientific Corp.	767,900	2,213,297
Ming Yuan Cloud Group Holdings Ltd.	663,000	1,367,042
Minth Group Ltd.	896,000	4,143,520
NetEase, Inc.	2,426,035	50,654,381
New Oriental Education & Technology Group, Inc. sponsored ADR	1,850,730	2,646,544
NIO, Inc. sponsored ADR (b)	1,649,910	40,439,294
Noah Holdings Ltd. sponsored ADR (b)	40,383	1,267,622
Parade Technologies Ltd.	90,000	6,649,893
Pinduoduo, Inc. ADR (b)	530,841	31,765,525
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	506,600	1,616,426
Powerlong Real Estate Holding Ltd.	1,337,000	746,280
RLX Technology, Inc. ADR (a)	738,202	2,472,977
Sands China Ltd. (b)	2,879,265	8,028,693
Sany Heavy Equipment International Holdings Co. Ltd.	1,277,000	1,339,132
Sea Ltd. ADR (b)	165,693	24,905,315
Seazen Group Ltd.	2,418,000	1,635,785
Shenzhou International Group Holdings Ltd.	1,007,200	18,688,547
Shimao Property Holdings Ltd.	1,345,000	991,258
Shimao Services Holdings Ltd. (c)	713,000	569,913
Silergy Corp.	95,000	12,850,787
Sino Biopharmaceutical Ltd.	12,492,000	8,615,149
SITC International Holdings Co. Ltd.	1,598,000	6,090,906
Smoore International Holdings Ltd. (c)	2,149,000	9,246,772
Sunac China Holdings Ltd.	3,885,000	4,787,570
Sunac Services Holdings Ltd. (c)	1,182,000	1,344,702
Sunny Optical Technology Group Co. Ltd.	867,000	22,383,830
TAL Education Group ADR (b)	471,669	1,348,973
Tencent Holdings Ltd.	6,952,100	435,634,441
Tencent Music Entertainment Group ADR (b)	792,365	4,896,816
Tingyi (Cayman Islands) Holding Corp.	2,396,000	4,963,998
Tongcheng Travel Holdings Ltd. (b)	1,272,800	2,619,125
Topsports International Holdings Ltd. (c)	1,924,000	1,738,449
Trip.com Group Ltd. ADR (b)	609,801	16,226,805
Uni-President China Holdings Ltd.	1,532,000	1,447,938
Vinda International Holdings Ltd. (a)	347,000	933,817
Vipshop Holdings Ltd. ADR (b)	522,862	4,867,845
Vnet Group, Inc. ADR (b)	102,566	1,017,455
Want Want China Holdings Ltd.	5,594,000	5,488,367
Weibo Corp. sponsored ADR (b)	80,681	2,795,597
Weimob, Inc. (b)(c)	2,161,000	1,632,433
WH Group Ltd. (c)	9,932,743	6,645,102
Wharf Real Estate Investment Co. Ltd.	1,988,349	9,456,654
Wuxi Biologics (Cayman), Inc. (b)(c)	4,358,000	43,679,210
Xiaomi Corp. Class B (b)(c)	17,440,600	36,997,952
Xinyi Glass Holdings Ltd.	2,162,467	5,732,628
Xinyi Solar Holdings Ltd.	6,017,450	9,653,594
XPeng, Inc. ADR (b)	471,014	16,527,881
Yadea Group Holdings Ltd. (c)	1,580,000	2,249,906
Yihai International Holding Ltd. (a)	568,000	2,424,780
Zai Lab Ltd. ADR (b)	92,198	4,579,475
Zhen Ding Technology Holding Ltd.	848,230	2,926,278
Zhongsheng Group Holdings Ltd. Class H	705,500	5,419,734
ZTO Express, Inc. sponsored ADR	520,166	15,625,787
TOTAL CAYMAN ISLANDS		1,923,234,709
Chile - 0.1%
Banco de Chile	58,544,299	5,857,903
Banco de Credito e Inversiones	59,785	2,165,393
Banco Santander Chile	76,787,057	3,807,108
Cencosud SA	1,823,210	3,358,272
Compania Cervecerias Unidas SA	148,443	1,231,888
Empresas CMPC SA	1,255,635	2,304,670
Empresas COPEC SA	482,901	4,052,696
Enel Americas SA	27,631,799	3,251,734
Enel Chile SA	31,768,169	1,244,581
Falabella SA	854,906	3,042,845
TOTAL CHILE		30,317,090
China - 3.4%
360 Security Technology, Inc. (A Shares) (b)	788,800	1,305,589
A-Living Smart City Services C (H Shares) (c)	642,250	1,250,365
Addsino Co. Ltd. (A Shares)	89,800	210,444
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (b)	42,874	813,238
AECC Aero-Engine Control Co. Ltd. (A Shares)	61,200	229,279
AECC Aviation Power Co. Ltd.	187,452	1,429,975
Agricultural Bank of China Ltd.:
(A Shares)	3,127,500	1,460,323
(H Shares)	34,566,000	13,151,497
Aier Eye Hospital Group Co. Ltd. (A Shares)	375,000	1,923,259
Air China Ltd.:
(A Shares) (b)	1,259,700	2,011,970
(H Shares) (b)	1,052,000	793,092
Aluminum Corp. of China Ltd.:
(A shares) (b)	895,100	759,145
(H Shares) (b)	4,866,000	2,560,813
Angel Yeast Co. Ltd. (A Shares)	41,700	377,769
Anhui Conch Cement Co. Ltd.:
(A Shares)	254,100	1,572,282
(H Shares)	1,525,000	8,066,528
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	15,800	523,325
(B Shares)	158,900	2,344,564
Anhui Honglu Steel Construction Group Co. Ltd.	37,000	288,929
Anhui Kouzi Distillery Co. Ltd. (A Shares)	31,400	345,793
Anhui Yingjia Distillery Co. Ltd. (A Shares)	55,900	605,782
Anjoy Foods Group Co. Ltd. (A Shares)	13,100	276,826
Apeloa Pharmaceutical Co. Ltd. A Shares	70,000	311,787
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	19,500	1,003,042
Autel Intelligent Technology Corp. Ltd. (A Shares)	47,839	474,012
Autobio Diagnostics Co. Ltd.	35,200	268,194
Avary Holding Shenzhen Co. Ltd. (A Shares)	118,700	682,905
AVIC Capital Co. Ltd. (A Shares)	584,900	351,414
AVIC Electromechanical Systems Co. Ltd. (A Shares)	200,500	384,792
AviChina Industry & Technology Co. Ltd. (H Shares)	2,855,000	1,611,224
Avicopter PLC (A Shares)	35,900	314,807
Bank of Beijing Co. Ltd. (A Shares)	1,592,200	1,127,883
Bank of Changsha Co. Ltd. (A Shares)	913,500	1,133,102
Bank of Chengdu Co. Ltd. (A Shares)	202,100	449,486
Bank of China Ltd.:
(A Shares)	4,596,600	2,237,319
(H Shares)	93,766,024	36,549,332
Bank of Communications Co. Ltd.:
(A Shares)	753,200	563,422
(H Shares)	12,894,200	8,648,681
Bank of Hangzhou Co. Ltd. (A Shares)	550,431	1,231,670
Bank of Jiangsu Co. Ltd. (A Shares)	989,960	1,030,909
Bank of Nanjing Co. Ltd. (A Shares)	590,500	918,317
Bank of Ningbo Co. Ltd. (A Shares)	408,210	2,528,324
Bank of Shanghai Co. Ltd. (A Shares)	1,062,500	1,178,651
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,355,400	1,512,650
BBMG Corp. (A Shares)	477,800	206,753
Beijing BDStar Navigation Co. Ltd. (A Shares) (b)	26,800	146,750
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	1,812,000	1,209,739
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	239,800	347,870
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	39,800	174,396
Beijing Easpring Material Technology Co. Ltd. (A Shares)	36,400	499,474
Beijing Enlight Media Co. Ltd. (A Shares)	153,700	255,926
Beijing Kingsoft Office Software, Inc. (A Shares)	29,182	1,129,054
Beijing New Building Materials PLC (A Shares)	87,000	446,222
Beijing Originwater Technology Co. Ltd. (A Shares)	167,400	174,695
Beijing Roborock Technology Co. Ltd. (A Shares)	5,042	713,921
Beijing Shiji Information Technology Co. Ltd. (A Shares)	64,680	323,503
Beijing Shunxin Agriculture Co. Ltd.	38,600	166,491
Beijing Sinnet Technology Co. Ltd. (A Shares)	72,700	153,560
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	67,080	297,838
Beijing United Information Technology Co. Ltd. (A Shares)	26,400	476,812
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	30,600	1,080,980
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	17,200	444,338
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,539,500	2,027,266
Betta Pharmaceuticals Co. Ltd. (A Shares)	21,800	214,671
BGI Genomics Co. Ltd.	22,000	289,972
BOC International China Co. Ltd.	152,400	291,645
BOE Technology Group Co. Ltd. (A Shares)	3,560,100	2,734,441
By-Health Co. Ltd. (A Shares)	80,300	318,085
BYD Co. Ltd.:
(A Shares)	71,900	2,685,454
(H Shares)	1,010,500	29,887,632
C&S Paper Co. Ltd. (A Shares)	75,600	177,697
Caitong Securities Co. Ltd.	209,200	322,572
CanSino Biologics, Inc.:
(A Shares) (b)	20,069	809,115
(H Shares) (b)(c)	77,800	1,303,273
CECEP Solar Energy Co. Ltd. (A Shares)	288,800	401,383
CECEP Wind-Power Corp. (A Shares)	460,100	370,154
CGN Power Co. Ltd. (H Shares) (c)	12,588,000	3,478,058
Chacha Food Co. Ltd. (A Shares)	27,900	241,210
Changchun High & New Technology Industry Group, Inc. (A Shares)	24,900	693,399
Changjiang Securities Co. Ltd. (A Shares)	305,600	338,617
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	14,900	401,186
Chaozhou Three-Circle Group Co. (A Shares)	93,100	559,078
Chengtun Mining Group Co. Ltd. (A Shares)	267,800	372,067
Chengxin Lithium Group Co. Ltd. (A Shares) (b)	66,100	473,927
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (b)	89,800	202,366
China Baoan Group Co. Ltd. (A Shares)	186,000	382,252
China Bohai Bank Co. Ltd. (H Shares) (c)	3,181,000	801,915
China Cinda Asset Management Co. Ltd. (H Shares)	12,416,000	2,270,745
China CITIC Bank Corp. Ltd.:
(A Shares)	308,300	226,059
(H Shares)	10,059,293	4,799,235
China Coal Energy Co. Ltd. (H Shares)	2,577,000	1,442,249
China Communications Services Corp. Ltd. (H Shares)	2,476,000	1,317,973
China Construction Bank Corp.:
(A Shares)	4,020,200	3,810,745
(H Shares)	112,395,649	86,246,639
China CSSC Holdings Ltd. (A Shares)	287,000	924,689
China Eastern Airlines Corp. Ltd. (A Shares) (b)	729,400	662,757
China Everbright Bank Co. Ltd.:
(A Shares)	4,317,300	2,280,629
(H Shares)	4,274,000	1,605,730
China Galaxy Securities Co. Ltd. (H Shares)	5,106,000	3,027,732
China Great Wall Securities Co. Ltd. (A Shares)	112,800	203,586
China Greatwall Technology Group Co. Ltd. (A Shares)	152,400	306,877
China International Capital Corp. Ltd.	108,600	748,906
China International Capital Corp. Ltd. (H Shares) (c)	1,733,600	4,722,360
China International Travel Service Corp. Ltd. (A Shares)	133,000	4,365,663
China Jushi Co. Ltd. (A Shares)	211,340	546,150
China Life Insurance Co. Ltd.:
(A Shares)	318,500	1,391,687
(H Shares)	8,671,000	15,242,741
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,007,000	8,175,440
China Merchants Bank Co. Ltd.:
(A Shares)	716,800	5,582,064
(H Shares)	5,429,191	45,377,871
China Merchants Securities Co. Ltd. (A Shares)	479,200	1,269,461
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	650,200	1,390,562
China Minmetals Rare Earth Co. Ltd. (A Shares)	73,500	358,123
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,905,200	1,166,618
(H Shares)	8,141,332	3,244,820
China Molybdenum Co. Ltd.:
(A Shares)	384,300	319,350
(H Shares)	5,763,000	2,961,452
China National Building Materials Co. Ltd. (H Shares)	4,938,000	6,413,735
China National Chemical Engineering Co. Ltd. (A Shares)	327,100	531,371
China National Medicines Corp. Ltd. (A Shares)	40,000	175,824
China National Nuclear Power Co. Ltd. (A Shares)	1,205,400	1,349,555
China Northern Rare Earth Group High-Tech Co. Ltd.	253,300	1,508,337
China Oilfield Services Ltd. (H Shares)	2,538,000	2,496,023
China Pacific Insurance (Group) Co. Ltd.	109,600	456,902
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,733,200	11,364,606
China Petroleum & Chemical Corp.:
(A Shares)	2,332,000	1,552,624
(H Shares)	30,243,800	15,835,350
China Railway Group Ltd.:
(A Shares)	2,481,900	2,439,734
(H Shares)	3,849,000	2,375,922
China Railway Signal & Communications Corp. (A Shares)	645,958	491,584
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	60,700	336,230
China Shenhua Energy Co. Ltd.:
(A Shares)	215,300	768,896
(H Shares)	4,490,500	11,045,047
China Southern Airlines Ltd.:
(A Shares) (b)	1,312,000	1,522,247
(H Shares) (b)	942,000	603,111
China State Construction Engineering Corp. Ltd. (A Shares)	2,840,440	2,330,348
China Suntien Green Energy Corp. Ltd. (H Shares)	1,863,000	1,135,237
China Tower Corp. Ltd. (H Shares) (c)	54,040,000	6,527,970
China TransInfo Technology Co. Ltd. (A Shares)	83,100	177,897
China United Network Communications Ltd. (A Shares)	4,286,300	2,508,624
China Vanke Co. Ltd.:
(A Shares)	588,900	1,889,813
(H Shares)	2,326,700	6,015,097
China Yangtze Power Co. Ltd. (A Shares)	1,760,400	6,081,340
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	41,200	736,424
China Zheshang Bank Co. Ltd.	1,543,400	833,683
Chongqing Brewery Co. Ltd. (A Shares) (b)	39,400	829,456
Chongqing Changan Automobile Co. Ltd. (A Shares)	447,280	919,211
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	42,300	211,133
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)	198,300	120,561
(H Shares)	2,615,000	958,464
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	109,900	1,848,494
CITIC Securities Co. Ltd.:
rights 2/23/22 (b)	568,275	224,481
(A Shares)	60,605	237,504
(H Shares)	3,788,500	10,144,925
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	209,500	334,304
Contemporary Amperex Technology Co. Ltd.	166,100	16,054,115
COSCO Shipping Development Co. Ltd. (A Shares)	962,000	451,149
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	293,500	237,782
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	634,170	1,647,787
(H Shares)	4,464,600	8,122,136
CRRC Corp. Ltd. (A Shares)	5,539,300	5,091,395
CSC Financial Co. Ltd. (A Shares)	284,000	1,194,267
Daan Gene Co. Ltd.	79,840	227,119
DaShenLin Pharmaceutical Group Co. Ltd.	41,400	242,315
Dawning Information Industry Co. Ltd. (A Shares)	222,000	1,067,747
DHC Software Co. Ltd. (A Shares)	663,800	751,005
Do-Fluoride New Materials Co. Ltd. (A Shares)	66,400	439,917
Dong E-E-Jiao Co. Ltd. (A Shares)	53,400	319,687
Dongfang Electric Corp. Ltd. (A Shares)	139,524	378,458
Dongfeng Motor Group Co. Ltd. (H Shares)	3,108,000	2,740,775
Dongxing Securities Co. Ltd. (A Shares)	195,900	327,915
East Money Information Co. Ltd. (A Shares)	817,348	4,088,560
Ecovacs Robotics Co. Ltd. Class A	31,300	668,626
ENN Natural Gas Co. Ltd. (A Shares)	148,700	407,567
Eve Energy Co. Ltd. (A shares)	133,729	2,016,262
Everbright Securities Co. Ltd. (A Shares)	198,200	430,874
Fangda Carbon New Material Co. Ltd. (A Shares)	224,487	344,013
FAW Jiefang Group Co. Ltd. (A Shares)	156,700	233,027
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	58,500	151,152
First Capital Securities Co. Ltd. (A Shares)	221,400	227,696
Flat Glass Group Co. Ltd.	106,000	425,552
Flat Glass Group Co. Ltd. (A Shares)	347,700	2,702,174
Focus Media Information Technology Co. Ltd. (A Shares)	947,940	1,146,898
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	251,624	3,857,313
Founder Securities Co. Ltd. (A Shares)	428,400	497,217
Foxconn Industrial Internet Co. Ltd. (A Shares)	607,594	1,068,401
Fujian Sunner Development Co. Ltd. A Shares	72,200	240,829
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	124,600	942,259
(H Shares) (c)	774,800	4,195,705
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	15,300	850,848
Ganfeng Lithium Co. Ltd. (A Shares)	188,400	4,059,202
GCL System Integration Technology Co. Ltd. (b)	270,800	136,193
GD Power Development Co. Ltd. (A Shares)	1,884,200	784,865
GEM Co. Ltd. (A Shares)	254,300	357,210
Gemdale Corp. (A Shares)	245,600	500,973
GF Securities Co. Ltd.:
(A Shares)	70,600	233,604
(H Shares)	2,004,400	3,474,288
Giant Network Group Co. Ltd. (A Shares)	711,200	1,098,553
Gigadevice Semiconductor Beijing, Inc. (A Shares)	47,384	1,057,138
Ginlong Technologies Co. Ltd. (A Shares)	18,300	690,706
GoerTek, Inc. (A Shares)	260,500	1,965,916
Gotion High-tech Co. Ltd. (A Shares) (b)	69,900	446,940
Great Wall Motor Co. Ltd.:
(A Shares)	160,400	1,041,065
(H Shares)	3,799,000	10,307,027
Greenland Holdings Corp. Ltd. (A Shares)	2,459,820	1,699,817
GRG Banking Equipment Co. Ltd. (A Shares)	127,700	228,552
Guangdong Haid Group Co. Ltd. (A Shares)	106,100	1,210,270
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	17,200	435,063
Guanghui Energy Co. Ltd. (A Shares) (b)	376,500	347,415
Guangzhou Automobile Group Co. Ltd.	12,200	25,534
Guangzhou Automobile Group Co. Ltd. (H Shares)	3,565,526	3,502,359
Guangzhou Baiyunshan Pharma Health (A Shares)	79,500	363,782
Guangzhou Haige Communications Group (A Shares)	113,500	166,482
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	24,900	306,640
Guangzhou R&F Properties Co. Ltd. (H Shares) (a)	1,932,000	859,946
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	33,100	397,784
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	66,470	1,002,526
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	132,975	170,311
Guolian Securities Co. Ltd.	84,200	194,454
Guosen Securities Co. Ltd. (A Shares)	542,800	941,055
Guotai Junan Securities Co. Ltd. (A Shares)	649,900	1,815,808
Guoyuan Securities Co. Ltd. (A Shares)	276,900	313,920
Haier Smart Home Co. Ltd.	2,780,000	11,145,142
Haier Smart Home Co. Ltd. (A Shares)	369,300	1,629,808
Haitong Securities Co. Ltd.:
(A Shares)	65,000	118,009
(H Shares)	4,588,400	4,129,167
Hanergy Mobile Energy Holding (b)(d)	1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)	58,500	1,060,377
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (b)	91,900	367,723
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	68,500	333,786
Hangzhou Robam Appliances Co. Ltd. (A Shares)	60,000	328,290
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	79,400	645,823
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	123,207	2,029,894
(H Shares) (c)	39,500	413,796
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	64,800	344,188
Heilongjiang Agriculture Co. Ltd. (A Shares)	97,800	204,580
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	197,900	932,575
Hengli Petrochemical Co. Ltd. (A Shares)	353,160	1,338,742
Hengtong Optic-electric Co. Ltd. (A Shares)	265,400	591,189
Hengyi Petrochemical Co. Ltd. (A Shares)	197,110	315,790
Hesteel Co. Ltd. (A Shares)	773,200	291,306
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	27,400	548,453
Hongfa Technology Co. Ltd. (A Shares)	39,800	401,082
Hoshine Silicon Industry Co. Ltd. (A Shares)	32,100	534,973
Huadian Power International Corp. Ltd. (A Shares)	448,900	296,200
Huadong Medicine Co. Ltd. (A Shares)	93,060	538,206
Huafon Chemical Co. Ltd. (A Shares)	302,200	452,758
Huagong Tech Co. Ltd. (A Shares)	57,600	223,732
Hualan Biological Engineer, Inc. (A Shares)	94,650	378,684
Huaneng Power International, Inc.:
(A Shares)	685,900	796,027
(H Shares)	3,874,000	2,039,293
Huatai Securities Co. Ltd.:
(A Shares)	217,500	589,561
(H Shares) (c)	2,318,000	4,120,512
HUAXI Securities Co. Ltd.	156,800	224,399
Huaxia Bank Co. Ltd. (A Shares)	2,534,464	2,252,870
Huaxin Cement Co. Ltd. (A Shares)	72,800	213,345
Huayu Automotive Systems Co. Ltd. (A Shares)	273,200	1,194,595
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	86,900	411,651
Huizhou Desay SV Automotive Co. Ltd.	31,500	693,391
Humanwell Healthcare Group Co. Ltd. (A Shares)	76,900	236,090
Hunan Valin Steel Co. Ltd. (A Shares)	314,400	274,510
Hundsun Technologies, Inc. (A Shares)	146,053	1,353,796
iFlytek Co. Ltd. (A Shares)	199,200	1,379,910
IMEIK Technology Development Co. Ltd. (A Shares)	17,600	1,233,464
Industrial & Commercial Bank of China Ltd.:
(A Shares)	3,444,700	2,532,955
(H Shares)	69,743,008	42,253,498
Industrial Bank Co. Ltd. (A Shares)	1,482,400	4,912,571
Industrial Securities Co. Ltd. (A Shares)	491,400	671,102
Ingenic Semiconductor Co. Ltd. (A Shares)	32,500	568,499
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	388,200	2,343,477
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (b)	3,281,200	1,225,078
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	454,000	353,992
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares) (b)	323,600	445,029
Inspur Electronic Information Industry Co. Ltd. (A Shares)	70,834	380,498
Intco Medical Technology Co. Ltd. (A Shares)	26,400	220,977
JA Solar Technology Co. Ltd. (A Shares)	112,600	1,604,253
Jafron Biomedical Co. Ltd. (A Shares)	41,600	309,748
Jason Furniture Hangzhou Co. Ltd. (A Shares)	33,100	383,751
JCET Group Co. Ltd. (A Shares)	110,300	474,041
Jiangsu Eastern Shenghong Co. Ltd.	200,200	534,229
Jiangsu Expressway Co. Ltd. (H Shares)	1,058,000	1,105,456
Jiangsu Hengli Hydraulic Co. Ltd.	95,832	1,168,942
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	462,366	2,987,178
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	106,200	859,097
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	115,200	2,863,262
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	17,600	327,395
Jiangsu Yoke Technology Co. Ltd. (A Shares)	36,600	383,594
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	56,900	268,072
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	167,400	443,212
Jiangxi Copper Co. Ltd. (H Shares)	1,794,000	2,941,729
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	130,400	182,985
Jinke Properties Group Co. Ltd. (A Shares)	268,300	190,324
JiuGui Liquor Co. Ltd. (A Shares)	17,400	452,653
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	132,100	243,212
Joinn Laboratories China Co. Ltd. (A Shares)	23,800	363,995
Jointown Pharmaceutical Group (A Shares)	111,500	234,055
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	41,000	207,901
Juewei Food Co. Ltd.	31,000	258,159
Kingfa Sci & Tech Co. Ltd. (A Shares)	145,100	260,700
Kuang-Chi Technologies Co. Ltd. (A Shares) (b)	110,100	347,896
Kunlun Tech Co. Ltd. (A Shares)	181,500	538,622
Kweichow Moutai Co. Ltd. (A Shares)	89,200	26,684,848
Lakala Payment Co. Ltd. (A Shares)	42,500	174,576
Laobaixing Pharmacy Chain JSC (A Shares)	21,800	146,421
Lb Group Co. Ltd. (A Shares)	141,300	545,752
Lens Technology Co. Ltd. (A Shares)	293,800	796,418
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	85,600	280,134
Leyard Optoelectronic Co. Ltd. (A Shares)	166,100	240,567
Lingyi iTech Guangdong Co. (A Shares) (b)	498,800	485,027
Livzon Pharmaceutical Group, Inc. (A Shares)	44,700	247,085
LONGi Green Energy Technology Co. Ltd.	389,862	4,373,365
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	13,000	348,732
Luxi Chemical Group Co. Ltd.	137,600	308,086
Luxshare Precision Industry Co. Ltd. (A Shares)	513,882	3,856,447
Luzhou Laojiao Co. Ltd. (A Shares)	105,800	3,640,514
Mango Excellent Media Co. Ltd. (A Shares)	108,994	608,926
Maxscend Microelectronics Co. Ltd. (A Shares)	20,260	841,537
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (b)	207,764	235,387
Metallurgical Corp. China Ltd. (A Shares)	1,480,200	862,383
Mianyang Fulin Precision Co. Ltd. (A Shares) (b)	57,800	221,179
Mingyang Smart Energy Group Ltd.	151,200	616,376
Montage Technology Co. Ltd. (A Shares)	52,006	587,971
Muyuan Foodstuff Co. Ltd. (A Shares)	379,970	3,310,030
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	124,199	710,195
Nanjing Securities Co. Ltd. (A Shares)	200,400	284,879
NARI Technology Co. Ltd. (A Shares)	412,020	2,306,582
National Silicon Industry Group Co. Ltd. (A Shares) (b)	164,661	614,825
NAURA Technology Group Co. Ltd.	33,700	1,534,509
NavInfo Co. Ltd. (A Shares) (b)	97,500	246,023
New China Life Insurance Co. Ltd.	69,700	414,182
New China Life Insurance Co. Ltd. (H Shares)	1,292,500	3,686,511
New Hope Liuhe Co. Ltd. (A Shares) (b)	431,900	1,100,796
Ninestar Corp. (A Shares)	53,500	413,679
Ningbo Joyson Electronic Corp. (A shares)	75,500	220,105
Ningbo Tuopu Group Co. Ltd. (A Shares)	56,700	498,150
Ningxia Baofeng Energy Group Co. Ltd.	385,100	978,325
Nongfu Spring Co. Ltd. (H Shares) (c)	2,098,800	12,707,397
North Industries Group Red Arrow Co. Ltd. (A Shares) (b)	110,900	323,520
Northeast Securities Co. Ltd. (A Shares)	122,300	163,917
Offshore Oil Enginering Co. Ltd. (A Shares)	155,000	109,560
OFILM Group Co. Ltd. (A Shares) (b)	140,800	177,967
Oppein Home Group, Inc. (A Shares)	35,100	763,075
Orient Securities Co. Ltd. (A Shares)	349,900	679,199
Ovctek China, Inc. (A Shares)	44,729	269,328
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)	432,800	253,796
People's Insurance Co. of China Group Ltd.:
(A Shares)	3,070,700	2,210,631
(H Shares)	6,281,000	1,987,622
Perfect World Co. Ltd. (A Shares)	260,250	566,737
PetroChina Co. Ltd.:
(A Shares)	883,200	703,129
(H Shares)	26,372,000	13,077,662
PharmaBlock Sciences (Nanjing), Inc. (A Shares)	20,500	280,984
Pharmaron Beijing Co. Ltd.:
(A Shares)	40,100	748,445
(H Shares) (c)	159,100	2,024,055
PICC Property & Casualty Co. Ltd. (H Shares)	8,106,001	7,552,786
Ping An Bank Co. Ltd. (A Shares)	1,374,900	3,451,841
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	1,336,377	10,576,003
(H Shares)	7,111,000	56,431,648
Poly Developments & Holdings (A Shares)	834,100	2,058,940
Postal Savings Bank of China Co. Ltd.	2,355,900	2,100,551
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	9,207,000	7,670,813
Power Construction Corp. of China Ltd. (A Shares)	1,148,139	1,573,968
Proya Cosmetics Co. Ltd. (A Shares)	11,000	294,354
Qingdao Rural Commercial Bank Corp. (A Shares)	280,900	166,065
Raytron Technology Co. Ltd. (A Shares)	29,574	294,071
Risesun Real Estate Development Co. Ltd. (A Shares)	1,735,500	1,222,277
Riyue Heavy Industry Co. Ltd. (A Shares)	72,200	319,080
Rongsheng Petrochemical Co. Ltd. (A Shares)	789,950	2,265,058
SAIC Motor Corp. Ltd. (A Shares)	478,000	1,422,380
Sailun Group Co. Ltd. A Shares	217,800	400,023
Sangfor Technologies, Inc.	26,600	652,796
Sany Heavy Industry Co. Ltd. (A Shares)	675,600	2,158,931
Satellite Chemical Co. Ltd. (A Shares)	119,140	794,422
SDIC Capital Co. Ltd.	628,824	747,146
SDIC Power Holdings Co. Ltd. (A Shares)	386,200	610,704
Sealand Securities Co. Ltd. (A Shares)	393,590	242,464
Seazen Holdings Co. Ltd. (A Shares)	154,900	811,304
SF Holding Co. Ltd. (A Shares)	328,400	3,300,077
SG Micro Corp. (A Shares)	18,650	816,711
Shaanxi Coal Industry Co. Ltd. (A Shares)	620,000	1,233,468
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	100,770	314,247
Shandong Gold Mining Co. Ltd.:
(A Shares)	544,923	1,620,829
(H Shares) (c)	277,750	468,744
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	114,400	552,062
Shandong Linglong Tyre Co. Ltd. (A Shares)	67,900	329,052
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	751,200	516,549
Shandong Sun Paper Industry JSC Ltd. (A Shares)	141,300	249,505
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,973,200	3,664,151
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	40,460	279,904
Shanghai Baosight Software Co. Ltd.	800,260	3,705,607
Shanghai Baosight Software Co. Ltd. (A Shares)	59,540	509,678
Shanghai Construction Group Co. Ltd. (A Shares)	1,042,233	540,712
Shanghai Electric Group Co. Ltd. (A Shares)	779,100	526,501
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	58,600	396,411
(H Shares)	829,500	3,326,227
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	8,201	409,413
Shanghai International Airport Co. Ltd. (A Shares) (b)	53,472	427,287
Shanghai International Port Group Co. Ltd. (A Shares)	568,400	509,818
Shanghai Jahwa United Co. Ltd. (A Shares)	38,300	244,679
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	69,900	622,422
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (b)	76,519	717,285
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	91,560	209,009
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,397,643	1,285,549
Shanghai M&G Stationery, Inc. (A Shares)	49,400	428,264
Shanghai Medicilon, Inc. (A Shares)	5,063	281,280
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	800,800	2,381,488
(H Shares)	253,300	494,561
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,846,800	2,453,551
Shanghai Putailai New Energy Technology Co. Ltd.	50,140	1,135,391
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	658,400	698,141
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	160,700	234,147
Shanghai Zhangjiang High Ltd. (A Shares)	93,000	201,285
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	187,000	357,606
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)	224,900	475,725
Shanxi Securities Co. Ltd. (A Shares)	332,800	310,613
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	381,000	410,954
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	81,560	3,556,961
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	306,280	378,936
Shenghe Resources Holding Co. Ltd. (A Shares)	116,700	304,472
Shengyi Technology Co. Ltd.	117,200	365,070
Shennan Circuits Co. Ltd. (A Shares)	24,640	462,976
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,996,815	1,476,136
Shenzhen Capchem Technology Co. Ltd. (A Shares)	22,900	344,415
Shenzhen Energy Group Co. Ltd. (A Shares)	269,798	296,995
Shenzhen Goodix Technology Co. Ltd. (A Shares)	21,500	301,808
Shenzhen Inovance Technology Co. Ltd. (A Shares)	204,300	1,957,456
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	82,500	174,185
Shenzhen Kangtai Biological Products Co. Ltd.	40,800	519,220
Shenzhen Kedali Industry Co. Ltd.	18,900	467,063
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	82,600	4,218,011
Shenzhen MTC Co. Ltd. (A Shares) (b)	244,600	166,309
Shenzhen New Industries Biomedical Engineering Co. Ltd.	75,100	478,134
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	466,400	571,586
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (b)	66,500	246,327
Shenzhen SC New Energy Technology Corp. (A Shares)	17,000	220,739
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	62,200	351,922
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	74,700	397,958
Shenzhen Sunway Communication Co. Ltd. (A Shares)	51,700	174,989
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	52,337	1,112,691
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	102,060	336,325
Sichuan Chuantou Energy Co. Ltd. (A Shares)	269,300	470,701
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (b)	784,000	434,679
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	89,500	249,248
Sichuan New Energy Power Co. Ltd. (A Shares) (b)	100,600	325,165
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	350,400	594,962
Sichuan Swellfun Co. Ltd. (A Shares)	25,200	395,755
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	100,400	370,099
Sinolink Securities Co. Ltd. (A Shares)	163,400	267,921
Sinoma Science & Technology Co. Ltd. (A Shares)	94,800	443,155
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	366,600	225,406
Sinopharm Group Co. Ltd. (H Shares)	1,556,800	3,482,243
Sinotrans Ltd.	364,805	235,338
Siyuan Electric Co. Ltd. (A Shares)	73,300	528,212
SKSHU Paint Co. Ltd. (A Shares)	19,880	333,320
Songcheng Performance Development Co. Ltd. (A Shares)	144,152	349,014
Soochow Securities Co. Ltd. (A Shares)	290,225	359,227
Southwest Securities Co. Ltd. (A Shares)	376,000	283,887
StarPower Semiconductor Ltd. (A Shares)	11,900	606,069
Sungrow Power Supply Co. Ltd. (A Shares)	102,300	1,858,519
Suning.com Co. Ltd. (A Shares) (b)	466,600	291,400
Sunwoda Electronic Co. Ltd. (A Shares)	137,500	775,914
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	89,400	350,914
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	6,800	534,536
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	43,300	457,503
Tangshan Jidong Cement Co. Ltd. A Shares	83,300	150,760
TBEA Co. Ltd. (A Shares)	214,500	642,577
TCL Technology Group Corp. (A Shares)	893,800	797,123
Thunder Software Technology Co. Ltd. (A Shares)	42,600	946,107
Tianfeng Securities Co. Ltd. (A Shares)	368,800	216,973
Tianjin 712 Communication & Broadcasting Co. Ltd.	42,400	239,914
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	217,300	1,482,973
Tianma Microelectronics Co. Ltd. (A Shares)	100,300	189,093
Tianshan Aluminum Group Co. Ltd.	459,000	606,308
Tianshui Huatian Technology Co. Ltd. (A Shares)	145,200	263,761
Tibet Summit Industrial Co. Ltd. (A Shares)	68,900	314,435
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	159,500	506,281
Toly Bread Co. Ltd.	37,660	154,559
TongFu Microelectronics Co. Ltd. (A Shares)	71,400	197,483
Tongkun Group Co. Ltd. (A Shares)	104,500	344,098
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	843,700	456,077
Tongwei Co. Ltd. (A Shares)	330,100	1,972,325
Topchoice Medical Corp. (b)	16,900	398,210
Topsec Technologies Group, Inc.	61,400	148,149
Transfar Zhilian Co. Ltd.	197,838	242,032
TravelSky Technology Ltd. (H Shares)	1,008,000	1,889,035
Tsingtao Brewery Co. Ltd.:
(A Shares)	52,600	769,985
(H Shares)	694,000	6,245,971
Unigroup Guoxin Microelectronics Co. Ltd.	43,900	1,499,316
Unisplendour Corp. Ltd. (A Shares)	142,680	472,999
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	76,000	165,607
Venus MedTech Hangzhou, Inc. (H Shares) (b)(c)	227,000	879,081
Walvax Biotechnology Co. Ltd. (A Shares)	110,900	856,110
Wanhua Chemical Group Co. Ltd. (A Shares)	219,800	3,175,334
Weichai Power Co. Ltd.:
(A Shares)	182,100	450,722
(H Shares)	2,773,800	5,033,426
Weihai Guangwei Composites Co. Ltd. (A Shares)	28,500	324,698
Wens Foodstuffs Group Co. Ltd. (A Shares)	478,920	1,526,185
Western Securities Co. Ltd. (A Shares)	245,300	295,684
Western Superconducting Technologies Co. Ltd. (A Shares)	41,028	530,003
Westone Information Industry, Inc. (A Shares)	62,700	399,872
Will Semiconductor Ltd.	63,500	2,581,537
Wingtech Technology Co. Ltd. (A Shares)	93,600	1,597,139
Winning Health Technology Group Co. Ltd. (A Shares)	117,490	214,386
Wuchan Zhongda Group Co. Ltd.	226,000	188,874
Wuhan Guide Infrared Co. Ltd. (A Shares)	118,552	393,623
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	267,900	1,061,962
Wuhu Token Science Co. Ltd. (A Shares)	130,800	213,461
Wuliangye Yibin Co. Ltd. (A Shares)	278,600	8,776,536
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	95,040	261,224
WuXi AppTec Co. Ltd.	151,696	2,524,804
WuXi AppTec Co. Ltd. (H Shares) (c)	450,074	6,455,533
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	72,480	833,725
Wuxi Shangji Automation Co. Ltd. (A Shares)	17,800	357,600
XCMG Construction Machinery Co. Ltd. (A Shares)	402,100	360,399
Xiamen C&D, Inc. (A Shares)	136,200	201,683
Xiamen Faratronic Co. Ltd. (A Shares)	17,900	557,746
Xiamen Intretech, Inc.	40,630	192,408
Xiamen Tungsten Co. Ltd. (A Shares)	77,800	242,336
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	98,100	233,409
(H Shares)	1,112,364	1,939,269
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares) (d)	243,400	408,664
Yankuang Energy Group Co. Ltd.:
(A Shares)	52,600	192,785
(H Shares) (a)	2,128,000	4,508,487
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	45,640	215,907
Yantai Jereh Oilfield Services (A Shares)	42,300	280,658
Yealink Network Technology Corp. Ltd.	64,550	797,433
Yifeng Pharmacy Chain Co. Ltd.	36,400	285,392
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	133,500	1,210,219
Yintai Gold Co. Ltd. (A Shares)	118,580	155,462
Yonghui Superstores Co. Ltd. (A Shares)	430,500	263,891
YongXing Special Materials Technology Co. Ltd. (A Shares)	30,000	576,665
Yonyou Network Technology Co. Ltd. (A Shares)	340,320	1,892,233
Youngor Group Co. Ltd. (A Shares)	1,415,177	1,485,472
Youngy Co. Ltd. (A Shares) (b)	20,900	309,413
YTO Express Group Co. Ltd. (A Shares)	310,700	791,093
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (b)	73,700	215,947
Yunda Holding Co. Ltd. (A Shares)	252,250	786,115
Yunnan Aluminium Co. Ltd. (A Shares) (b)	205,500	360,419
Yunnan Baiyao Group Co. Ltd. (A Shares)	79,800	1,137,611
Yunnan Energy New Material Co. Ltd.	59,700	2,402,655
Yunnan Tin Co. Ltd. (A Shares) (b)	157,100	501,608
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	45,000	2,552,727
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (b)	1,211,900	1,297,008
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	487,200	345,730
Zhejiang Chint Electric Co. Ltd. (A Shares)	161,900	1,222,504
Zhejiang Dahua Technology Co. Ltd. (A Shares)	166,000	502,669
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	25,440	294,007
Zhejiang Expressway Co. Ltd. (H Shares)	1,560,000	1,339,068
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)	445,200	421,534
Zhejiang HangKe Technology, Inc. Co. (A Shares)	27,520	380,752
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	81,180	268,579
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	91,000	1,432,147
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	67,100	614,716
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	63,700	440,248
Zhejiang Juhua Co. Ltd. (A Shares)	160,500	329,198
Zhejiang Longsheng Group Co. Ltd. (A Shares)	200,700	395,141
Zhejiang NHU Co. Ltd. (A Shares)	147,840	703,707
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	329,480	999,895
Zhejiang Semir Garment Co. Ltd. (A Shares)	115,500	127,645
Zhejiang Supor Cookware Co. Ltd.	24,800	203,068
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	160,400	777,308
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	88,500	316,310
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	34,200	249,529
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (b)	64,200	329,314
Zheshang Securities Co. Ltd.	187,400	365,708
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)	621,800	2,141,348
Zhongji Innolight Co. Ltd. (A Shares)	36,700	208,594
Zhongtai Securities Co. Ltd. (A Shares)	523,200	718,109
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	639,300	3,376,587
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	37,800	501,780
Zhuzhou Kibing Group Co. Ltd. (A Shares)	183,000	461,270
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	301,000	441,457
Zijin Mining Group Co. Ltd.:
(A Shares)	568,800	898,841
(H Shares)	8,073,000	10,480,454
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	1,010,300	1,129,661
(H Shares)	647,400	424,020
ZTE Corp.:
(A Shares)	32,800	157,265
(H Shares)	1,424,736	3,849,980
TOTAL CHINA		1,099,008,082
Colombia - 0.0%
Bancolombia SA	276,393	2,765,481
Ecopetrol SA	5,891,621	4,335,383
Grupo de Inversiones Suramerica SA (d)	139,771	964,784
Interconexion Electrica SA ESP	479,906	2,868,895
TOTAL COLOMBIA		10,934,543
Cyprus - 0.0%
Ozon Holdings PLC ADR (b)	62,559	1,206,361
TCS Group Holding PLC unit	142,667	10,192,748
TOTAL CYPRUS		11,399,109
Czech Republic - 0.0%
CEZ A/S	198,244	7,349,625
Komercni Banka A/S	95,878	4,240,666
MONETA Money Bank A/S (c)	436,915	1,885,063
TOTAL CZECH REPUBLIC		13,475,354
Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	3,782	12,670,664
Series B	7,016	25,202,494
Ambu A/S Series B (a)	198,898	4,214,445
Carlsberg A/S Series B	120,279	19,476,859
Chr. Hansen Holding A/S	128,500	10,305,119
Coloplast A/S Series B	143,266	20,834,065
Danske Bank A/S	820,261	15,922,293
Demant A/S (b)	127,855	5,656,733
DSV A/S	246,080	49,998,714
Genmab A/S (b)	79,655	27,124,901
GN Store Nord A/S	146,790	8,882,845
Novo Nordisk A/S Series B	2,031,743	202,094,035
Novozymes A/S Series B	248,808	17,080,039
ORSTED A/S (c)	230,035	24,509,078
Pandora A/S	119,182	12,959,819
Rockwool International A/S Series B	10,134	3,881,427
Tryg A/S	430,557	10,202,406
Vestas Wind Systems A/S	1,220,864	33,037,058
TOTAL DENMARK		504,052,994
Egypt - 0.0%
Commercial International Bank SAE	1,996,554	6,524,703
Commercial International Bank SAE sponsored GDR	140,484	458,354
Eastern Co. SAE	971,292	642,994
Fawry for Banking & Payment Technology Services SAE	487,873	306,823
TOTAL EGYPT		7,932,874
Finland - 0.8%
Elisa Corp. (A Shares)	171,284	10,061,532
Fortum Corp.	540,832	14,721,300
Kesko Oyj	335,540	10,597,421
Kone OYJ (B Shares)	411,620	26,658,222
Neste Oyj	513,491	23,158,199
Nokia Corp. (b)	6,505,695	38,797,534
Nordea Bank ABP	3,896,369	46,279,859
Orion Oyj (B Shares)	130,635	5,311,976
Sampo Oyj (A Shares)	603,436	29,950,240
Stora Enso Oyj (R Shares)	698,401	14,217,380
UPM-Kymmene Corp.	641,283	23,372,527
Wartsila Corp.	569,147	7,026,921
TOTAL FINLAND		250,153,111
France - 6.7%
Accor SA (b)	211,669	7,779,124
Aeroports de Paris SA (b)	35,906	4,872,474
Air Liquide SA	529,888	90,642,282
Alstom SA	386,669	12,535,702
Amundi SA (c)	76,524	5,948,692
Arkema SA	75,525	11,167,740
AXA SA	2,334,665	73,941,150
bioMerieux SA	51,197	6,003,507
BNP Paribas SA	1,356,825	96,862,938
Bollore SA	1,046,862	5,642,804
Bouygues SA	278,328	9,815,808
Bureau Veritas SA	364,966	10,442,532
Capgemini SA	193,311	43,459,463
Carrefour SA	755,813	14,384,329
CNP Assurances	204,244	5,027,503
Compagnie de St. Gobain	611,455	41,375,614
Compagnie Generale des Etablissements Michelin SCA Series B	204,581	34,231,278
Covivio	63,324	5,288,068
Credit Agricole SA	1,492,811	22,458,513
Danone SA	790,426	49,283,933
Dassault Aviation SA	31,796	3,778,713
Dassault Systemes SA	787,111	38,063,406
Edenred SA	303,732	13,046,011
EDF SA (b)	23,260	223,619
EDF SA (a)	565,635	5,440,393
Eiffage SA	101,793	10,695,714
ENGIE	2,251,540	34,632,754
EssilorLuxottica SA	346,474	65,547,823
Eurazeo SA	50,531	4,015,110
Faurecia SA	138,090	5,992,950
Gecina SA	57,776	7,839,759
Getlink SE	545,521	8,605,520
Hermes International SCA	38,223	57,388,726
Ipsen SA	46,859	4,559,417
Kering SA	90,555	67,623,312
Klepierre SA	248,044	6,597,536
L'Oreal SA	279,489	119,382,794
L'Oreal SA (b)	23,733	10,137,472
La Francaise des Jeux SAEM (c)	121,212	5,018,613
Legrand SA	325,789	33,156,553
LVMH Moet Hennessy Louis Vuitton SE	334,698	274,913,390
Orange SA	2,402,065	28,218,147
Orpea	62,423	2,740,631
Pernod Ricard SA	252,929	54,101,356
Publicis Groupe SA	276,411	18,729,862
Remy Cointreau SA	27,995	5,837,889
Renault SA (b)	228,438	9,078,679
Safran SA	413,524	50,065,031
Sanofi SA	1,372,698	143,532,104
Sartorius Stedim Biotech	33,572	14,721,702
Schneider Electric SA	653,087	110,629,942
SEB SA	34,072	5,171,110
Societe Generale Series A	978,226	36,312,063
Sodexo SA (b)	8,142	755,684
Sodexo SA	102,411	9,524,593
Teleperformance	71,280	26,843,270
Thales SA	133,046	12,273,153
Total SA	3,029,760	172,294,744
Ubisoft Entertainment SA (b)	121,666	6,981,744
Valeo SA	282,745	7,913,642
Veolia Environnement SA	806,139	29,121,603
VINCI SA	648,453	71,074,712
Vivendi SA	921,540	12,077,120
Wendel SA	33,877	3,679,596
Worldline SA (b)(c)	283,880	13,759,717
TOTAL FRANCE		2,173,261,133
Germany - 5.1%
adidas AG	230,016	63,120,375
Allianz SE	496,881	127,575,524
BASF AG	1,108,190	84,875,057
Bayer AG	1,188,104	72,181,900
Bayerische Motoren Werke AG (BMW)	374,258	39,612,560
Bechtle AG	96,100	5,770,075
Beiersdorf AG	123,850	12,318,555
Brenntag SE	187,905	16,098,993
Carl Zeiss Meditec AG	48,261	7,761,347
Commerzbank AG (b)	1,226,980	10,595,347
Continental AG (b)	131,808	12,778,802
Covestro AG (c)	232,521	13,949,633
Daimler AG (Germany)	1,032,528	82,389,240
Daimler Truck Holding AG (b)	501,291	17,796,150
Delivery Hero AG (b)(c)	196,775	15,189,052
Deutsche Bank AG (b)	2,500,058	34,809,607
Deutsche Borse AG	229,076	40,718,819
Deutsche Lufthansa AG (b)	751,084	5,840,290
Deutsche Post AG	1,198,326	72,115,984
Deutsche Telekom AG	4,016,813	75,833,350
E.ON AG	2,744,735	37,856,693
Evonik Industries AG	258,143	8,421,579
Fresenius Medical Care AG & Co. KGaA	194,859	13,249,121
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)(b)	112,708	3,812,912
Fresenius SE & Co. KGaA	501,362	20,696,399
GEA Group AG	188,275	8,895,077
Hannover Reuck SE	73,182	14,763,891
HeidelbergCement AG	184,278	12,823,645
HelloFresh AG (b)	197,160	13,127,056
Henkel AG & Co. KGaA	117,369	9,273,444
Infineon Technologies AG	1,575,774	65,438,357
KION Group AG	87,134	8,055,821
Knorr-Bremse AG	86,786	8,799,205
Lanxess AG	99,594	6,063,802
LEG Immobilien AG	85,877	11,392,338
Merck KGaA	156,410	34,300,439
MTU Aero Engines AG	65,281	13,891,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	169,394	53,627,593
Nemetschek Se	69,761	6,448,159
Puma AG	126,901	13,572,381
Rational AG	6,172	5,174,090
RWE AG	786,460	33,174,665
SAP SE	1,251,281	156,987,173
Scout24 AG (c)	80,941	4,835,777
Siemens AG	923,665	146,651,397
Siemens Healthineers AG (c)	340,235	21,864,273
Symrise AG	156,600	18,713,606
Telefonica Deutschland Holding AG	1,240,942	3,562,459
Uniper SE	112,720	5,100,556
United Internet AG	117,208	4,596,504
Volkswagen AG	39,113	11,326,265
Vonovia SE	893,180	50,871,767
Zalando SE (b)(c)	269,848	21,417,263
TOTAL GERMANY		1,660,115,459
Greece - 0.1%
Alpha Bank SA (b)	2,646,225	4,004,665
Eurobank Ergasias Services and Holdings SA (b)	2,999,596	3,392,551
Ff Group (b)(d)	7,962	10,734
Hellenic Telecommunications Organization SA	276,318	5,370,884
Jumbo SA	120,155	1,787,218
OPAP SA	240,569	3,573,164
Public Power Corp. of Greece (b)	261,984	2,550,208
TOTAL GREECE		20,689,424
Hong Kong - 1.7%
AIA Group Ltd.	14,620,209	152,632,238
Beijing Enterprises Holdings Ltd.	563,500	1,920,956
BOC Hong Kong (Holdings) Ltd.	4,433,451	17,119,060
BYD Electronic International Co. Ltd.	784,000	2,371,191
China Everbright International Ltd.	4,430,629	3,291,279
China Jinmao Holdings Group Ltd.	6,496,000	2,359,802
China Merchants Holdings International Co. Ltd.	1,833,250	3,388,155
China Overseas Land and Investment Ltd.	4,724,000	13,942,779
China Power International Development Ltd.	6,338,699	3,137,108
China Resources Beer Holdings Co. Ltd.	1,804,989	13,475,833
China Resources Power Holdings Co. Ltd.	2,271,780	5,532,425
China Taiping Insurance Group Ltd.	1,960,465	2,773,583
China Traditional Chinese Medicine Holdings Co. Ltd.	3,286,000	1,916,325
CITIC Pacific Ltd.	6,866,000	7,711,245
CLP Holdings Ltd.	2,019,476	20,209,925
CSPC Pharmaceutical Group Ltd.	10,808,800	13,136,906
Far East Horizon Ltd.	1,647,000	1,420,200
Fosun International Ltd.	2,343,500	2,659,043
Galaxy Entertainment Group Ltd. (b)	2,614,239	15,139,746
Ganfeng Lithium Co. Ltd. (H Shares) (c)	186,400	2,961,959
Guangdong Investment Ltd.	3,590,000	5,128,082
Hang Lung Properties Ltd.	2,461,125	5,265,387
Hang Seng Bank Ltd.	916,153	18,137,830
Henderson Land Development Co. Ltd.	1,742,869	7,621,909
Hong Kong & China Gas Co. Ltd.	13,615,350	20,984,773
Hong Kong Exchanges and Clearing Ltd.	1,456,184	83,112,776
Hua Hong Semiconductor Ltd. (b)(c)	630,000	3,066,831
Lenovo Group Ltd.	8,896,000	9,640,673
Link (REIT)	2,580,207	22,152,407
MMG Ltd. (b)	3,504,000	1,137,696
MTR Corp. Ltd.	1,830,325	9,907,237
New World Development Co. Ltd.	1,825,491	7,452,221
Power Assets Holdings Ltd.	1,704,426	10,473,038
Sino Land Ltd.	3,912,940	5,069,975
Sinotruk Hong Kong Ltd.	867,500	1,290,371
Sun Art Retail Group Ltd.	1,923,500	702,425
Sun Hung Kai Properties Ltd.	1,549,922	18,909,846
Swire Pacific Ltd. (A Shares)	592,060	3,586,746
Swire Properties Ltd.	1,304,120	3,476,423
Techtronic Industries Co. Ltd.	1,666,870	27,503,525
Wharf Holdings Ltd.	1,609,000	5,498,859
Yuexiu Property Co. Ltd.	1,190,400	1,209,561
TOTAL HONG KONG		558,428,349
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	502,738	4,369,188
OTP Bank PLC (b)	269,450	15,583,163
Richter Gedeon PLC	169,970	4,479,862
TOTAL HUNGARY		24,432,213
India - 3.6%
ACC Ltd.	102,213	3,153,813
Adani Enterprises Ltd.	331,046	7,677,064
Adani Green Energy Ltd. (b)	473,595	12,030,539
Adani Ports & Special Economic Zone Ltd.	600,518	5,816,016
Adani Total Gas Ltd. (b)	330,483	8,119,130
Adani Transmissions Ltd. (b)	325,410	8,699,002
Ambuja Cements Ltd.	835,929	4,117,825
Apollo Hospitals Enterprise Ltd.	120,355	7,236,044
Asian Paints Ltd.	463,568	19,656,466
Aurobindo Pharma Ltd.	365,483	3,122,453
Avenue Supermarts Ltd. (b)(c)	196,337	10,893,325
Axis Bank Ltd. (b)	2,749,972	28,817,393
Bajaj Auto Ltd.	86,373	4,145,525
Bajaj Finance Ltd.	328,991	31,178,541
Bajaj Finserv Ltd.	45,402	9,632,529
Balkrishna Industries Ltd.	98,039	3,092,586
Bandhan Bank Ltd. (c)	756,285	3,223,148
Berger Paints India Ltd.	297,959	2,893,828
Bharat Electronics Ltd.	1,477,875	4,186,317
Bharat Forge Ltd.	269,997	2,677,019
Bharat Petroleum Corp. Ltd.	1,068,240	5,723,866
Bharti Airtel Ltd. (b)	2,984,503	29,331,854
Biocon Ltd. (b)	499,702	2,469,636
Britannia Industries Ltd.	130,905	6,228,232
Cholamandalam Investment and Finance Co. Ltd.	512,511	4,357,990
Cipla Ltd./India (b)	578,677	7,350,806
Coal India Ltd.	1,982,176	4,268,344
Colgate-Palmolive Ltd.	162,517	3,113,517
Container Corp. of India Ltd.	269,371	2,351,808
Dabur India Ltd.	757,105	5,467,583
Divi's Laboratories Ltd.	157,545	8,560,340
DLF Ltd.	736,775	3,904,102
Dr. Reddy's Laboratories Ltd.	139,550	8,072,426
Eicher Motors Ltd.	166,102	5,935,439
GAIL India Ltd.	1,876,446	3,661,309
Godrej Consumer Products Ltd. (b)	438,520	5,249,866
Godrej Properties Ltd. (b)	152,188	3,522,833
Grasim Industries Ltd.	312,204	7,274,504
Havells India Ltd.	303,995	4,862,193
HCL Technologies Ltd.	1,306,424	19,400,481
HDFC Asset Management Co. Ltd. (c)	63,263	1,881,945
HDFC Standard Life Insurance Co. Ltd. (c)	1,123,841	9,427,088
Hero Motocorp Ltd.	150,659	5,538,920
Hindalco Industries Ltd.	1,907,902	12,655,864
Hindustan Petroleum Corp. Ltd.	738,604	3,128,294
Hindustan Unilever Ltd.	993,836	30,407,800
Housing Development Finance Corp. Ltd.	2,076,004	70,879,153
ICICI Bank Ltd.	6,188,614	66,526,810
ICICI Lombard General Insurance Co. Ltd. (c)	268,033	4,957,652
ICICI Prudential Life Insurance Co. Ltd. (c)	439,148	3,313,722
Indian Oil Corp. Ltd.	2,346,896	3,972,939
Indian Railway Catering & Tourism Corp. Ltd. (b)	288,963	3,394,901
Indraprastha Gas Ltd.	358,802	1,899,869
Indus Towers Ltd.	813,511	2,771,725
Info Edge India Ltd.	93,097	6,165,969
Infosys Ltd.	3,532,236	83,157,424
Infosys Ltd. sponsored ADR	589,636	13,897,721
InterGlobe Aviation Ltd. (b)(c)	114,090	2,859,463
ITC Ltd.	3,644,735	10,831,357
JSW Steel Ltd.	1,022,872	8,719,787
Jubilant Foodworks Ltd.	95,646	4,366,583
Kotak Mahindra Bank Ltd. (b)	662,930	16,626,711
Larsen & Toubro Infotech Ltd. (c)	62,453	5,288,949
Larsen & Toubro Ltd.	828,576	21,366,431
Lupin Ltd.	260,535	3,185,995
Mahindra & Mahindra Ltd.	1,045,537	12,513,334
Marico Ltd.	653,109	4,240,431
Maruti Suzuki India Ltd.	162,715	18,862,974
MindTree Consulting Ltd.	76,537	4,148,190
Motherson Sumi Systems Ltd.	1,537,959	3,732,260
Motherson Sumi Wiring India Ltd. (b)(d)	1,537,959	821,817
Mphasis BFL Ltd.	98,018	4,118,793
MRF Ltd.	2,458	2,388,585
Muthoot Finance Ltd.	159,248	3,130,285
Nestle India Ltd.	41,068	10,247,204
NTPC Ltd.	5,842,225	11,210,641
Oil & Natural Gas Corp. Ltd.	3,075,334	7,195,541
Page Industries Ltd.	6,483	3,705,358
Petronet LNG Ltd.	878,211	2,526,246
PI Industries Ltd.	103,890	3,411,714
Pidilite Industries Ltd.	180,182	5,953,817
Piramal Enterprises Ltd.	129,959	4,197,610
Power Grid Corp. of India Ltd.	3,839,877	11,136,068
Reliance Industries Ltd.	3,442,736	111,019,121
SBI Cards & Payment Services Ltd. (b)	286,640	3,400,299
SBI Life Insurance Co. Ltd. (c)	549,879	9,145,227
Shree Cement Ltd.	13,656	4,467,837
Shriram Transport Finance Co. Ltd.	244,320	4,059,386
Siemens Ltd.	86,656	2,718,244
SRF Ltd.	176,477	5,711,822
State Bank of India	2,123,812	15,476,544
Sun Pharmaceutical Industries Ltd.	1,004,730	11,294,753
Tata Consultancy Services Ltd.	1,110,303	55,945,234
Tata Consumer Products Ltd.	711,185	6,967,708
Tata Motors Ltd. (b)	2,011,956	13,889,174
Tata Power Co. Ltd./The	1,700,890	5,665,659
Tata Steel Ltd.	875,722	12,921,050
Tech Mahindra Ltd.	759,891	15,178,219
Titan Co. Ltd.	428,140	13,660,282
Torrent Pharmaceuticals Ltd.	56,295	2,022,646
Trent Ltd.	223,708	3,115,934
Ultratech Cement Ltd.	123,225	11,983,553
United Spirits Ltd. (b)	345,209	4,034,532
UPL Ltd. (b)	601,285	6,303,640
Vedanta Ltd.	1,313,909	5,734,980
Wipro Ltd.	1,644,147	12,702,195
Yes Bank Ltd. (b)	12,748,373	2,286,527
Zomato Ltd. (b)	1,819,774	2,219,297
TOTAL INDIA		1,174,163,495
Indonesia - 0.4%
PT Adaro Energy Tbk	18,855,600	2,952,445
PT Aneka Tambang Tbk	12,154,700	1,516,398
PT Astra International Tbk	25,091,700	9,603,275
PT Bank Central Asia Tbk	67,076,100	35,677,600
PT Bank Mandiri (Persero) Tbk	23,229,200	12,172,299
PT Bank Negara Indonesia (Persero) Tbk	8,803,689	4,518,453
PT Bank Rakyat Indonesia (Persero) Tbk	83,751,600	23,838,673
PT Barito Pacific Tbk	32,913,300	2,045,006
PT Charoen Pokphand Indonesia Tbk	7,920,000	3,480,073
PT Gudang Garam Tbk	442,700	944,810
PT Indah Kiat Pulp & Paper Tbk	3,189,100	1,695,982
PT Indocement Tunggal Prakarsa Tbk	1,684,100	1,290,145
PT Indofood CBP Sukses Makmur Tbk	2,727,300	1,658,062
PT Indofood Sukses Makmur Tbk	5,126,500	2,260,776
PT Kalbe Farma Tbk	24,345,800	2,781,281
PT Merdeka Copper Gold Tbk (b)	13,907,600	3,555,381
PT Sarana Menara Nusantara Tbk	25,681,600	1,835,538
PT Semen Gresik (Persero) Tbk	3,796,000	1,787,810
PT Surya Citra Media Tbk (b)	35	1
PT Telkom Indonesia Persero Tbk	60,687,300	17,773,826
PT Tower Bersama Infrastructure Tbk	9,451,200	1,903,375
PT Unilever Indonesia Tbk	9,124,800	2,566,362
PT United Tractors Tbk	1,965,912	3,178,568
TOTAL INDONESIA		139,036,139
Ireland - 0.5%
CRH PLC	676,105	33,933,982
CRH PLC sponsored ADR	265,561	13,386,930
DCC PLC (United Kingdom)	118,547	9,967,854
Flutter Entertainment PLC (b)	84,526	12,879,534
Flutter Entertainment PLC (Ireland) (b)	117,598	17,891,795
James Hardie Industries PLC CDI	542,846	18,269,604
Kerry Group PLC Class A	192,148	24,210,192
Kingspan Group PLC (Ireland)	185,729	17,877,732
Smurfit Kappa Group PLC	293,809	15,485,382
TOTAL IRELAND		163,903,005
Isle of Man - 0.1%
Entain PLC (b)	707,413	15,315,037
NEPI Rockcastle PLC	502,628	3,418,002
TOTAL ISLE OF MAN		18,733,039
Israel - 0.4%
Azrieli Group	50,805	4,571,070
Bank Hapoalim BM (Reg.)	1,373,314	14,173,933
Bank Leumi le-Israel BM	1,750,914	18,668,525
Check Point Software Technologies Ltd. (b)	128,146	15,506,947
CyberArk Software Ltd. (b)	48,711	6,680,714
Elbit Systems Ltd. (Israel)	32,000	5,316,484
Icl Group Ltd.	845,413	7,585,054
InMode Ltd. (b)	59,860	2,887,048
Israel Discount Bank Ltd. (Class A)	1,412,483	9,415,363
Kornit Digital Ltd. (b)	55,601	5,841,441
Mizrahi Tefahot Bank Ltd.	168,585	6,481,580
NICE Systems Ltd. (b)	53,750	13,703,244
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,341,466	11,308,558
Wix.com Ltd. (b)	66,510	8,737,419
TOTAL ISRAEL		130,877,380
Italy - 1.2%
Amplifon SpA	147,518	6,270,416
Assicurazioni Generali SpA	1,316,601	27,707,542
Atlantia SpA (b)	593,740	11,017,015
DiaSorin SpA	29,930	4,614,051
Enel SpA (a)	9,820,484	75,584,345
Eni SpA	3,037,749	45,630,604
Faurecia SA	2,894	127,156
FinecoBank SpA	743,102	12,493,224
Infrastrutture Wireless Italiane SpA (c)	400,241	4,315,560
Intesa Sanpaolo SpA	19,771,927	58,759,019
Mediobanca SpA	742,879	8,510,881
Moncler SpA	248,003	15,916,723
Nexi SpA (b)(c)	549,061	8,031,371
Poste Italiane SpA (c)	608,399	8,166,300
Prysmian SpA	312,830	10,549,105
Recordati SpA	126,896	7,108,775
Snam Rete Gas SpA	2,349,655	13,166,722
Telecom Italia SpA	10,030,058	4,726,966
Telecom Italia SpA (Risparmio Shares)	7,564,311	3,377,976
Terna - Rete Elettrica Naziona	1,714,652	13,472,729
UniCredit SpA	2,571,528	40,870,351
TOTAL ITALY		380,416,831
Japan - 13.9%
Advantest Corp.	241,382	20,544,648
AEON Co. Ltd.	801,078	18,254,290
AGC, Inc.	230,696	10,587,884
Aisin Seiki Co. Ltd.	177,501	6,445,593
Ajinomoto Co., Inc.	558,615	15,586,194
Ana Holdings, Inc. (b)	191,151	4,036,679
Asahi Group Holdings	552,417	22,550,057
ASAHI INTECC Co. Ltd.	255,949	4,366,741
Asahi Kasei Corp.	1,507,225	14,888,257
Astellas Pharma, Inc.	2,253,965	36,380,290
Azbil Corp.	147,382	5,788,828
Bandai Namco Holdings, Inc.	239,398	16,826,841
Benefit One, Inc.	95,800	2,913,599
Bridgestone Corp.	685,895	30,036,197
Brother Industries Ltd.	287,775	5,299,683
Canon, Inc.	1,158,728	27,404,767
Canon, Inc. sponsored ADR (a)	48,312	1,145,961
Capcom Co. Ltd.	236,900	5,718,945
Central Japan Railway Co.	174,438	22,888,118
Chiba Bank Ltd.	624,294	4,035,856
Chubu Electric Power Co., Inc.	795,495	7,967,599
Chugai Pharmaceutical Co. Ltd.	813,324	26,416,587
Concordia Financial Group Ltd.	1,370,688	5,632,643
Cosmos Pharmaceutical Corp.	23,561	2,942,411
CyberAgent, Inc.	484,296	5,646,993
Dai Nippon Printing Co. Ltd.	264,021	6,337,861
Dai-ichi Mutual Life Insurance Co.	1,214,391	27,335,286
Daifuku Co. Ltd.	120,309	8,352,426
Daiichi Sankyo Kabushiki Kaisha	2,118,196	47,595,868
Daikin Industries Ltd.	300,782	63,147,440
Daito Trust Construction Co. Ltd.	76,921	8,820,266
Daiwa House Industry Co. Ltd.	672,808	19,634,671
Daiwa House REIT Investment Corp.	2,605	7,760,209
Daiwa Securities Group, Inc.	1,765,351	10,637,474
DENSO Corp.	521,625	38,930,817
Dentsu Group, Inc.	261,122	9,043,120
Disco Corp.	34,429	9,466,381
East Japan Railway Co.	366,481	20,927,122
Eisai Co. Ltd.	289,497	14,499,470
ENEOS Holdings, Inc.	3,683,664	14,670,656
FANUC Corp.	231,925	45,862,783
Fast Retailing Co. Ltd.	70,663	41,582,686
Fuji Electric Co. Ltd.	151,804	8,113,360
FUJIFILM Holdings Corp.	435,048	29,163,893
Fujitsu Ltd.	237,058	31,338,684
GLP J-REIT	5,288	8,511,636
GMO Payment Gateway, Inc.	49,228	4,319,846
Hakuhodo DY Holdings, Inc.	281,007	4,304,390
Hamamatsu Photonics K.K.	171,146	8,756,055
Hankyu Hanshin Holdings, Inc.	269,580	7,850,563
Hikari Tsushin, Inc.	25,270	3,034,037
Hino Motors Ltd.	359,071	3,121,193
Hirose Electric Co. Ltd.	38,868	5,793,580
Hitachi Construction Machinery Co. Ltd.	122,971	3,126,824
Hitachi Ltd.	1,169,209	60,770,848
Hitachi Metals Ltd. (b)	255,046	4,599,164
Honda Motor Co. Ltd.	1,963,786	57,838,963
Hoshizaki Corp.	65,703	4,855,087
Hoya Corp.	446,582	57,907,549
Hulic Co. Ltd.	453,072	4,379,240
Ibiden Co. Ltd.	127,240	7,110,220
Idemitsu Kosan Co. Ltd.	257,227	6,590,578
Iida Group Holdings Co. Ltd.	173,478	3,609,147
INPEX Corp.	1,246,812	12,604,643
Isuzu Motors Ltd.	712,492	8,728,029
ITO EN Ltd.	63,525	3,421,716
Itochu Corp.	1,429,671	45,930,273
ITOCHU Techno-Solutions Corp.	111,085	3,030,413
Japan Airlines Co. Ltd. (b)	173,426	3,282,537
Japan Exchange Group, Inc.	620,494	12,764,085
Japan Post Bank Co. Ltd.	472,740	4,650,704
Japan Post Holdings Co. Ltd.	2,950,346	25,182,789
Japan Post Insurance Co. Ltd.	229,942	4,031,726
Japan Real Estate Investment Corp.	1,559	8,572,859
Japan Retail Fund Investment Corp.	8,308	7,001,258
Japan Tobacco, Inc.	1,450,226	28,953,592
JFE Holdings, Inc.	597,890	7,681,007
JSR Corp.	244,521	8,105,433
Kajima Corp.	534,478	6,455,216
Kakaku.com, Inc.	167,665	3,472,606
Kansai Electric Power Co., Inc.	865,899	8,173,330
Kansai Paint Co. Ltd.	225,284	4,676,399
Kao Corp.	578,726	28,919,852
KDDI Corp.	1,940,707	62,003,098
Keio Corp.	126,720	5,699,944
Keisei Electric Railway Co.	159,142	4,491,168
Keyence Corp.	234,729	120,397,823
Kikkoman Corp.	177,648	13,428,052
Kintetsu Group Holdings Co. Ltd. (b)	202,964	5,897,231
Kirin Holdings Co. Ltd.	999,720	16,023,656
Kobayashi Pharmaceutical Co. Ltd.	65,687	5,115,241
Kobe Bussan Co. Ltd.	164,572	5,123,027
Koei Tecmo Holdings Co. Ltd. (a)	79,359	2,870,942
Koito Manufacturing Co. Ltd.	123,115	6,181,669
Komatsu Ltd.	1,057,864	26,583,013
Konami Holdings Corp.	115,836	6,244,698
Kose Corp.	38,968	3,562,827
Kubota Corp.	1,242,067	26,636,799
Kurita Water Industries Ltd.	119,284	4,850,507
Kyocera Corp.	385,756	23,790,081
Kyowa Hakko Kirin Co., Ltd.	322,321	8,033,788
Lasertec Corp.	91,195	20,458,456
Lawson, Inc.	67,007	2,936,855
Lion Corp.	277,690	3,628,282
LIXIL Group Corp.	329,303	7,537,797
M3, Inc.	524,602	20,169,157
Makita Corp.	268,168	10,035,771
Marubeni Corp.	1,887,745	19,424,789
Mazda Motor Corp. (b)	672,509	5,180,842
McDonald's Holdings Co. (Japan) Ltd.	101,845	4,447,615
Medipal Holdings Corp.	215,807	3,883,460
Meiji Holdings Co. Ltd.	147,106	9,176,715
Mercari, Inc. (b)	122,280	4,617,998
Minebea Mitsumi, Inc.	433,800	10,615,343
Misumi Group, Inc.	341,014	11,063,136
Mitsubishi Chemical Holdings Corp.	1,537,984	12,064,236
Mitsubishi Corp.	1,518,401	51,553,414
Mitsubishi Electric Corp.	2,213,497	27,720,510
Mitsubishi Estate Co. Ltd.	1,440,012	20,739,666
Mitsubishi Gas Chemical Co., Inc.	187,183	3,585,549
Mitsubishi Heavy Industries Ltd.	380,628	10,337,629
Mitsubishi UFJ Financial Group, Inc.	14,712,018	89,173,683
Mitsubishi UFJ Lease & Finance Co. Ltd.	764,116	3,946,416
Mitsui & Co. Ltd.	1,879,946	46,877,167
Mitsui Chemicals, Inc.	223,471	5,976,650
Mitsui Fudosan Co. Ltd.	1,095,110	23,476,253
Miura Co. Ltd.	108,114	3,192,080
Mizuho Financial Group, Inc.	2,903,832	39,335,334
MonotaRO Co. Ltd.	300,508	4,937,585
MS&AD Insurance Group Holdings, Inc.	531,915	18,244,445
Murata Manufacturing Co. Ltd.	692,061	52,031,418
NEC Corp.	295,563	11,530,886
Nexon Co. Ltd.	595,159	11,219,720
NGK Insulators Ltd.	311,995	5,272,006
Nidec Corp.	540,856	47,935,995
Nihon M&A Center Holdings, Inc.	358,560	5,644,885
Nintendo Co. Ltd.	133,689	65,513,182
Nippon Building Fund, Inc.	1,834	10,620,951
Nippon Express Holdings, Inc.	90,285	5,350,628
Nippon Paint Holdings Co. Ltd.	985,930	7,884,895
Nippon Prologis REIT, Inc.	2,448	7,638,344
Nippon Sanso Holdings Corp.	178,386	3,542,531
Nippon Shinyaku Co. Ltd.	63,555	4,154,645
Nippon Steel & Sumitomo Metal Corp.	1,025,199	16,756,427
Nippon Telegraph & Telephone Corp.	1,544,171	44,190,674
Nippon Yusen KK	195,611	15,334,609
Nissan Chemical Corp.	150,584	8,170,432
Nissan Motor Co. Ltd. (b)	2,778,125	14,703,481
Nisshin Seifun Group, Inc.	239,862	3,368,186
Nissin Food Holdings Co. Ltd.	75,505	5,355,769
Nitori Holdings Co. Ltd.	98,542	14,117,389
Nitto Denko Corp.	173,750	13,528,112
Nomura Holdings, Inc.	3,727,165	16,464,931
Nomura Real Estate Holdings, Inc.	130,418	3,053,978
Nomura Real Estate Master Fund, Inc.	5,308	7,364,498
Nomura Research Institute Ltd.	405,180	14,183,688
NTT Data Corp.	756,156	14,496,068
Obayashi Corp.	770,985	6,246,637
OBIC Co. Ltd.	84,252	13,920,256
Odakyu Electric Railway Co. Ltd.	351,839	6,217,262
Oji Holdings Corp.	941,602	5,012,221
Olympus Corp.	1,336,763	29,912,810
OMRON Corp.	225,177	16,462,572
Ono Pharmaceutical Co. Ltd.	441,545	10,708,221
Open House Group Co. Ltd.	96,100	4,975,407
Oracle Corp. Japan	47,903	3,582,694
Oriental Land Co. Ltd.	242,488	42,213,135
ORIX Corp.	1,475,154	30,428,185
ORIX JREIT, Inc.	3,117	4,473,068
Osaka Gas Co. Ltd.	453,618	7,714,405
Otsuka Corp.	133,232	5,406,128
Otsuka Holdings Co. Ltd.	476,803	16,267,250
Pan Pacific International Holdings Ltd.	487,291	6,558,368
Panasonic Corp.	2,668,093	29,374,387
Persol Holdings Co. Ltd.	210,426	5,432,319
Pola Orbis Holdings, Inc.	131,802	1,964,426
Rakuten Group, Inc.	1,025,760	8,898,856
Recruit Holdings Co. Ltd.	1,637,783	80,953,331
Renesas Electronics Corp. (b)	1,518,383	17,426,197
Resona Holdings, Inc.	2,512,089	10,795,549
Ricoh Co. Ltd.	803,838	6,787,943
Rinnai Corp.	43,696	3,902,272
ROHM Co. Ltd.	104,695	8,819,210
Ryohin Keikaku Co. Ltd.	304,619	4,374,140
Santen Pharmaceutical Co. Ltd.	446,489	5,069,515
SBI Holdings, Inc. Japan	291,065	7,508,258
SCSK Corp.	186,333	3,153,024
Secom Co. Ltd.	254,959	17,952,708
Seiko Epson Corp.	333,609	5,196,463
Sekisui Chemical Co. Ltd.	447,739	7,828,269
Sekisui House Ltd.	744,203	15,077,674
Seven & i Holdings Co. Ltd.	910,972	46,330,796
SG Holdings Co. Ltd.	392,149	8,324,652
Sharp Corp.	273,511	3,040,381
Shimadzu Corp.	289,177	10,434,006
SHIMANO, Inc.	89,790	20,134,702
SHIMIZU Corp.	650,881	4,333,845
Shin-Etsu Chemical Co. Ltd.	427,417	71,510,882
Shionogi & Co. Ltd.	321,394	18,317,098
Shiseido Co. Ltd.	488,375	24,635,589
Shizuoka Bank Ltd.	516,418	4,057,740
SMC Corp.	69,255	38,627,776
SoftBank Corp.	3,450,127	43,250,349
SoftBank Group Corp.	1,456,544	64,524,234
Sohgo Security Services Co., Ltd.	86,777	3,147,189
Sompo Holdings, Inc.	387,954	18,153,714
Sony Group Corp.	1,520,920	170,143,003
Square Enix Holdings Co. Ltd.	110,038	5,396,040
Stanley Electric Co. Ltd.	157,001	3,669,797
Subaru Corp.	737,278	13,419,463
Sumco Corp.	406,729	7,498,494
Sumitomo Chemical Co. Ltd.	1,840,281	9,280,631
Sumitomo Corp.	1,354,469	20,933,880
Sumitomo Dainippon Pharma Co., Ltd.	201,701	2,195,362
Sumitomo Electric Industries Ltd.	915,303	12,135,545
Sumitomo Metal Mining Co. Ltd.	299,232	13,821,441
Sumitomo Mitsui Financial Group, Inc.	1,572,272	56,634,762
Sumitomo Mitsui Trust Holdings, Inc.	410,457	14,194,096
Sumitomo Realty & Development Co. Ltd.	362,679	11,221,356
Suntory Beverage & Food Ltd.	169,503	6,508,696
Suzuki Motor Corp.	441,532	18,797,850
Sysmex Corp.	203,029	19,326,515
T&D Holdings, Inc.	636,053	9,399,791
Taisei Corp.	226,302	7,418,423
Taisho Pharmaceutical Holdings Co. Ltd.	49,259	2,419,218
Takeda Pharmaceutical Co. Ltd.	1,909,320	55,338,201
TDK Corp.	471,587	17,031,316
Terumo Corp.	781,824	28,539,592
TIS, Inc.	271,167	7,131,872
Tobu Railway Co. Ltd.	231,993	5,434,023
Toho Co. Ltd.	133,805	5,183,297
Tokio Marine Holdings, Inc.	757,708	45,215,236
Tokyo Century Corp.	45,847	2,262,520
Tokyo Electric Power Co., Inc. (b)	1,850,126	4,929,200
Tokyo Electron Ltd.	179,986	88,037,121
Tokyo Gas Co. Ltd.	443,139	8,947,751
Tokyu Corp.	587,375	7,804,940
Toppan, Inc.	313,177	5,957,267
Toray Industries, Inc.	1,665,219	10,523,879
Toshiba Corp.	496,215	20,548,286
Tosoh Corp.	310,325	4,855,499
Toto Ltd.	168,117	7,235,838
Toyo Suisan Kaisha Ltd.	111,898	4,584,771
Toyota Industries Corp.	176,843	13,795,279
Toyota Motor Corp.	12,783,830	252,649,115
Toyota Tsusho Corp.	258,695	10,490,987
Trend Micro, Inc.	166,745	8,846,255
Tsuruha Holdings, Inc.	47,888	3,857,109
Unicharm Corp.	489,197	18,904,293
USS Co. Ltd.	296,846	4,844,732
Welcia Holdings Co. Ltd.	115,037	3,106,902
West Japan Railway Co.	262,980	11,019,850
Yakult Honsha Co. Ltd.	151,718	7,692,330
Yamaha Corp.	162,161	7,387,274
Yamaha Motor Co. Ltd.	356,839	8,497,595
Yamato Holdings Co. Ltd.	360,629	7,679,324
Yaskawa Electric Corp.	287,689	12,045,644
Yokogawa Electric Corp.	274,300	4,494,541
Z Holdings Corp.	3,236,449	16,436,847
ZOZO, Inc.	146,163	3,894,869
TOTAL JAPAN		4,509,396,277
Korea (South) - 3.2%
Alteogen, Inc.	31,949	1,297,268
AMOREPACIFIC Corp.	39,535	5,155,504
AMOREPACIFIC Group, Inc.	30,006	1,032,391
BGF Retail Co. Ltd.	8,146	1,103,322
Celltrion Healthcare Co. Ltd. (b)	102,218	5,399,893
Celltrion Pharm, Inc. (b)	19,120	1,328,628
Celltrion, Inc. (b)	120,024	15,252,268
Cheil Worldwide, Inc.	74,396	1,369,602
CJ CheilJedang Corp.	9,703	2,814,017
CJ Corp.	18,038	1,205,509
CJ ENM Co. Ltd.	11,824	1,225,713
CJ Logistics Corp. (b)	10,778	1,046,498
Coway Co. Ltd.	67,218	3,872,027
Db Insurance Co. Ltd.	53,288	2,668,835
Doosan Bobcat, Inc. (b)	59,317	1,859,880
Doosan Heavy Industries & Construction Co. Ltd. (b)	426,397	6,411,313
Doosan Heavy Industries & Construction Co. Ltd. rights 2/11/22 (b)	46,779	65,959
Douzone Bizon Co. Ltd.	23,604	1,046,107
E-Mart, Inc.	26,059	2,900,008
Ecopro BM Co. Ltd.	13,162	3,739,241
EUSU Holdings Co. Ltd.	6	28
F&F Co. Ltd. (b)	3,913	2,699,517
Green Cross Corp.	6,930	1,025,896
GS Engineering & Construction Corp.	73,308	2,439,250
GS Holdings Corp.	55,933	1,805,657
Hana Financial Group, Inc.	360,730	13,589,867
Hanjin Shipping Co. Ltd. (b)(d)	12	0
Hankook Tire Co. Ltd.	88,921	2,510,535
Hanmi Pharm Co. Ltd.	8,322	1,717,408
Hanon Systems	244,080	2,189,897
Hanwha Solutions Corp. (b)	153,012	4,175,368
HLB, Inc.	109,458	2,935,008
HMM Co. Ltd. (b)	327,153	6,090,114
Hotel Shilla Co.	40,408	2,450,496
HYBE Co. Ltd. (b)	20,059	4,060,502
Hyundai Engineering & Construction Co. Ltd.	87,950	3,149,253
Hyundai Glovis Co. Ltd.	25,047	3,426,236
Hyundai Heavy Industries Holdi	58,240	2,347,917
Hyundai Mobis	81,173	15,932,278
Hyundai Motor Co.	162,108	26,124,825
Hyundai Steel Co.	113,071	3,734,010
Iljin Materials Co. Ltd.	28,026	2,264,752
Industrial Bank of Korea	289,305	2,511,491
Kakao Corp.	377,052	27,231,383
Kakao Games Corp. (b)	35,685	2,005,110
KakaoBank Corp. (b)	112,195	3,897,222
Kangwon Land, Inc. (b)	139,111	2,924,531
KB Financial Group, Inc.	472,372	23,407,411
Kia Corp.	315,974	22,028,508
Korea Aerospace Industries Ltd.	96,942	2,914,170
Korea Electric Power Corp.	303,516	5,218,001
Korea Investment Holdings Co. Ltd.	50,723	3,109,878
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	47,322	3,198,641
Korea Zinc Co. Ltd.	10,057	4,277,441
Korean Air Lines Co. Ltd. (b)	201,748	4,871,047
KRAFTON, Inc. (b)	26,451	6,127,810
KT&G Corp.	141,996	9,171,100
Kumho Petro Chemical Co. Ltd.	22,118	2,745,434
L&F Co. Ltd.	26,375	3,897,558
LG Chemical Ltd.	55,351	29,667,431
LG Corp.	102,301	6,325,579
LG Display Co. Ltd. (b)	282,823	4,755,743
LG Electronics, Inc.	127,541	13,854,482
LG Household & Health Care Ltd.	12,227	9,944,668
LG Innotek Co. Ltd.	17,506	5,262,452
LG Uplus Corp.	260,475	2,837,915
Lotte Chemical Corp.	20,198	3,320,963
Lotte Shopping Co. Ltd.	14,375	966,053
Meritz Securities Co. Ltd.	333,524	1,699,550
Mirae Asset Securities Co. Ltd.	335,174	2,400,593
NAVER Corp.	148,935	39,334,392
NCSOFT Corp.	19,688	8,869,508
Netmarble Corp. (c)	32,128	2,974,315
NH Investment & Securities Co. Ltd.	172,685	1,655,546
Orion Corp./Republic of Korea	28,308	2,316,020
Pan Ocean Co., Ltd. (Korea)	312,289	1,303,295
Pearl Abyss Corp. (b)	36,526	2,913,582
POSCO	89,011	19,908,453
POSCO Chemtech Co. Ltd.	39,078	3,673,128
S-Oil Corp.	53,869	4,088,820
S1 Corp.	17,862	1,000,314
Samsung Biologics Co. Ltd. (b)(c)	19,604	12,134,766
Samsung C&T Corp.	100,265	9,069,496
Samsung Electro-Mechanics Co. Ltd.	66,193	10,069,090
Samsung Electronics Co. Ltd.	5,765,454	358,556,918
Samsung Engineering Co. Ltd. (b)	179,615	3,286,254
Samsung Fire & Marine Insurance Co. Ltd.	37,468	6,261,973
Samsung Heavy Industries Co. Ltd. (b)	823,484	3,578,858
Samsung Life Insurance Co. Ltd.	82,653	4,185,709
Samsung SDI Co. Ltd.	66,606	33,050,957
Samsung SDS Co. Ltd.	41,198	4,889,736
Samsung Securities Co. Ltd.	71,668	2,419,561
SD Biosensor, Inc.	41,436	2,118,755
Seegene, Inc.	44,655	2,043,616
Shin Poong Pharmaceutical Co.	36,441	737,381
Shinhan Financial Group Co. Ltd.	526,047	16,846,551
SK Biopharmaceuticals Co. Ltd. (b)	34,729	2,216,648
SK Bioscience Co. Ltd. (b)	27,208	3,799,792
SK Chemicals Co. Ltd.	12,895	1,364,858
SK Hynix, Inc.	659,697	68,274,467
SK IE Technology Co. Ltd. (b)(c)	21,777	2,137,668
SK Innovation Co., Ltd. (b)	62,231	11,419,571
SK Square Co. Ltd. (b)	20,020	930,624
SK Telecom Co. Ltd.	30,969	1,473,772
SK, Inc.	52,080	9,639,696
SKC Co. Ltd.	24,703	2,973,585
Woori Financial Group, Inc.	602,588	7,412,245
Yuhan Corp.	65,620	3,110,659
TOTAL KOREA (SOUTH)		1,048,075,541
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	1,500,206	4,974,263
Boubyan Bank KSC	1,150,953	3,063,633
Kuwait Finance House KSCP	5,657,810	16,928,586
Mabanee Co. SAKC	644,829	1,756,882
Mobile Telecommunication Co.	2,516,867	4,978,875
National Bank of Kuwait	8,301,687	28,403,394
TOTAL KUWAIT		60,105,633
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	812,755	24,142,110
Aroundtown SA	1,164,881	7,194,929
Eurofins Scientific SA	161,616	16,226,707
InPost SA	228,735	1,856,931
Reinet Investments SCA	161,385	3,225,919
Tenaris SA	581,206	7,094,734
TOTAL LUXEMBOURG		59,741,330
Malaysia - 0.4%
AMMB Holdings Bhd (b)	1,916,000	1,496,379
Axiata Group Bhd	3,074,315	2,756,990
CIMB Group Holdings Bhd	7,909,766	9,853,123
Dialog Group Bhd	4,735,122	2,905,278
DiGi.com Bhd	3,519,600	3,199,882
Fraser & Neave Holdings Bhd	160,300	954,496
Genting Bhd	2,482,500	2,600,136
Genting Malaysia Bhd	3,297,500	2,159,005
Hap Seng Consolidated Bhd	569,400	1,043,218
Hartalega Holdings Bhd	1,980,300	2,807,063
Hong Leong Bank Bhd	784,000	3,640,251
Hong Leong Credit Bhd	256,800	1,120,715
IHH Healthcare Bhd	2,060,200	3,174,694
Inari Amertron Bhd	3,796,400	3,033,389
IOI Corp. Bhd	2,964,100	2,694,611
IOI Properties Group Bhd	11	3
Kuala Lumpur Kepong Bhd	510,513	2,658,302
Malayan Banking Bhd	5,774,445	11,417,000
Malaysia Airports Holdings Bhd (b)	1,287,298	1,757,634
Maxis Bhd	2,693,300	2,722,938
MISC Bhd	1,440,700	2,404,635
Nestle (Malaysia) Bhd	83,500	2,638,447
Petronas Chemicals Group Bhd	2,958,900	6,341,265
Petronas Dagangan Bhd	273,300	1,269,104
Petronas Gas Bhd	981,800	3,989,234
PPB Group Bhd	757,420	2,899,553
Press Metal Bhd	3,925,000	5,789,421
Public Bank Bhd	17,624,600	17,753,337
QL Resources Bhd	1,355,700	1,607,804
RHB Bank Bhd	2,172,763	2,891,949
Sime Darby Bhd	3,135,107	1,611,194
Sime Darby Plantation Bhd	1,803,724	1,524,249
Sime Darby Property Bhd	15	2
SP Setia Bhd (b)	14	4
Telekom Malaysia Bhd	1,285,474	1,557,699
Tenaga Nasional Bhd	2,794,825	6,130,911
Top Glove Corp. Bhd	6,365,000	3,243,798
Westports Holdings Bhd	1,014,400	939,040
TOTAL MALAYSIA		124,586,753
Mexico - 0.6%
Alfa SA de CV Series A	3,408,400	2,480,128
America Movil S.A.B. de CV Series L	41,567,346	39,112,962
Arca Continental S.A.B. de CV	617,862	3,654,515
Becle S.A.B. de CV	662,700	1,601,172
CEMEX S.A.B. de CV unit (b)	18,743,640	11,448,995
Coca-Cola FEMSA S.A.B. de CV unit	570,325	2,993,460
Fibra Uno Administracion SA de CV	3,839,100	3,945,556
Fomento Economico Mexicano S.A.B. de CV unit	2,387,800	17,965,220
Gruma S.A.B. de CV Series B	268,565	3,512,645
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	459,900	6,323,068
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	250,375	5,069,523
Grupo Bimbo S.A.B. de CV Series A	1,929,000	6,040,048
Grupo Carso SA de CV Series A1	536,600	1,500,701
Grupo Financiero Banorte S.A.B. de CV Series O	3,130,100	19,838,534
Grupo Financiero Inbursa S.A.B. de CV Series O (b)	2,406,700	3,470,978
Grupo Mexico SA de CV Series B	3,787,523	16,266,078
Grupo Televisa SA de CV	2,888,400	5,886,578
Industrias Penoles SA de CV (b)	154,440	1,654,532
Kimberly-Clark de Mexico SA de CV Series A	1,868,800	2,699,740
Megacable Holdings S.A.B. de CV unit	284,000	914,726
Orbia Advance Corp. S.A.B. de CV	1,228,916	2,869,735
Promotora y Operadora de Infraestructura S.A.B. de CV	236,905	1,728,208
Telesites S.A.B. de C.V.	1,624,000	1,714,695
Wal-Mart de Mexico SA de CV Series V	6,403,400	21,773,050
TOTAL MEXICO		184,464,847
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	2,570,676	2,559,397
HKT Trust/HKT Ltd. unit	4,524,479	6,174,087
TOTAL MULTI-NATIONAL		8,733,484
Netherlands - 3.8%
ABN AMRO Group NV GDR (c)	510,859	8,198,808
Adyen BV (b)(c)	23,892	48,617,774
AEGON NV	2,164,693	12,212,107
Airbus Group NV (b)	712,252	90,949,723
Akzo Nobel NV	226,726	23,467,876
Argenx SE (b)	55,818	14,936,441
ASM International NV (Netherlands)	56,643	19,461,430
ASML Holding NV (Netherlands)	498,537	337,656,287
CNH Industrial NV	1,234,080	18,809,960
Davide Campari Milano NV	629,746	7,906,647
Euronext NV (c)	101,082	9,745,548
EXOR NV	127,750	10,711,952
Ferrari NV	151,879	35,003,955
Heineken Holding NV	137,511	12,055,862
Heineken NV (Bearer)	312,191	33,481,429
IMCD NV	68,129	11,719,547
ING Groep NV (Certificaten Van Aandelen)	4,694,411	69,426,135
JDE Peet's BV	124,790	3,736,729
Just Eat Takeaway.com NV (b)(c)	214,788	10,606,410
Koninklijke Ahold Delhaize NV	1,263,861	40,980,205
Koninklijke DSM NV	210,852	39,526,413
Koninklijke KPN NV	4,060,506	13,393,606
Koninklijke Philips Electronics NV	1,108,838	36,883,599
NN Group NV	318,339	17,814,922
Prosus NV	1,125,371	93,626,201
QIAGEN NV (Germany) (b)	274,545	13,571,381
Randstad NV	141,756	9,221,749
Stellantis NV (Italy)	2,454,336	47,390,462
STMicroelectronics NV (France)	825,888	38,833,880
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (b)	150,907	11,498,693
Universal Music Group NV	864,509	21,343,984
Wolters Kluwer NV	322,003	32,773,009
X5 Retail Group NV GDR	152,037	3,410,782
Yandex NV Class A (b)	371,380	17,549,004
TOTAL NETHERLANDS		1,216,522,510
New Zealand - 0.2%
Auckland International Airport Ltd. (b)	1,543,513	7,326,895
Fisher & Paykel Healthcare Corp.	700,837	12,894,372
Mercury Nz Ltd.	718,276	2,640,761
Meridian Energy Ltd.	1,543,976	4,450,616
Ryman Healthcare Group Ltd.	520,334	3,402,374
Spark New Zealand Ltd.	2,288,132	6,539,785
Xero Ltd. (b)	161,524	13,084,326
TOTAL NEW ZEALAND		50,339,129
Norway - 0.4%
Adevinta ASA Class B (b)	314,422	3,298,714
Aker BP ASA	149,338	5,174,447
DNB Bank ASA	1,116,360	26,569,593
Equinor ASA	1,063,500	29,318,383
Equinor ASA sponsored ADR	116,214	3,201,696
Gjensidige Forsikring ASA	232,550	5,680,379
Mowi ASA	520,649	12,778,771
Norsk Hydro ASA	1,631,137	12,535,798
Orkla ASA	886,787	8,474,494
Schibsted ASA:
(A Shares)	97,787	2,896,902
(B Shares)	104,633	2,742,011
Telenor ASA	827,618	13,677,658
Yara International ASA	196,432	10,086,362
TOTAL NORWAY		136,435,208
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (b)	257,208	2,083,385
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	2,135,920	2,658,587
AC Energy Corp.	8,655,400	1,623,110
Ayala Corp.	337,125	5,754,211
Ayala Land, Inc.	9,691,570	6,830,456
Bank of the Philippine Islands (BPI)	1,990,673	3,823,079
BDO Unibank, Inc.	2,447,298	6,492,354
DMCI Holdings, Inc.	9	2
Globe Telecom, Inc.	29,915	1,821,307
GT Capital Holdings, Inc.	90,479	1,012,757
International Container Terminal Services, Inc.	1,234,390	4,846,670
JG Summit Holdings, Inc.	3,212,635	3,923,638
Jollibee Food Corp.	474,620	2,250,518
Manila Electric Co.	236,280	1,552,909
Metro Pacific Investments Corp.	11,439,700	865,790
Metropolitan Bank & Trust Co.	2,171,741	2,511,016
Monde Nissin Corp. (c)	5,117,400	1,645,203
PLDT, Inc.	92,875	3,334,821
SM Investments Corp.	296,195	5,511,214
SM Prime Holdings, Inc.	12,336,675	8,515,496
Universal Robina Corp.	1,033,750	2,575,658
TOTAL PHILIPPINES		67,548,796
Poland - 0.2%
Allegro.eu SA (b)(c)	416,746	3,862,555
Bank Polska Kasa Opieki SA	218,150	7,269,054
CD Projekt RED SA	85,311	3,787,407
Cyfrowy Polsat SA	290,768	2,246,182
Dino Polska SA (b)(c)	60,395	4,652,852
KGHM Polska Miedz SA (Bearer)	172,218	5,940,694
LPP SA	1,301	5,088,783
mBank SA (b)	17,984	2,059,627
Orange Polska SA (b)	751,865	1,465,738
PGE Polska Grupa Energetyczna SA (b)	965,913	1,819,615
Polish Oil & Gas Co. SA	2,131,189	2,783,108
Polski Koncern Naftowy Orlen SA	363,980	6,361,450
Powszechna Kasa Oszczednosci Bank SA (b)	1,057,379	12,378,019
Powszechny Zaklad Ubezpieczen SA	777,522	6,922,805
Santander Bank Polska SA	42,611	3,661,242
TOTAL POLAND		70,299,131
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)	319,729	4
Energias de Portugal SA	3,415,704	17,485,369
Galp Energia SGPS SA Class B	619,912	6,835,326
Jeronimo Martins SGPS SA	342,856	8,239,188
TOTAL PORTUGAL		32,559,887
Qatar - 0.2%
Barwa Real Estate Co.	2,176,827	2,005,838
Industries Qatar QSC (b)	1,814,562	8,387,552
Masraf al Rayan	5,745,699	7,756,141
Mesaieed Petrochemical Holding Co.	5,256,477	3,515,386
Ooredoo QSC	968,539	1,933,886
Qatar Electricity & Water Co.	523,905	2,564,127
Qatar Fuel Co.	475,513	2,481,392
Qatar Gas Transport Co. Ltd. (Nakilat)	2,654,181	2,631,583
Qatar International Islamic Bank QSC	798,715	2,193,669
Qatar Islamic Bank (b)	1,427,877	7,686,457
Qatar National Bank SAQ (b)	5,563,231	33,370,218
The Commercial Bank of Qatar (b)	2,450,097	4,811,369
TOTAL QATAR		79,337,618
Russia - 0.8%
Alrosa Co. Ltd.	3,102,770	4,528,484
Gazprom OAO	12,146,244	52,480,581
Gazprom OAO sponsored ADR (Reg. S)	1,078,053	9,384,790
Inter Rao Ues JSC	42,112,900	2,104,181
LUKOIL PJSC	451,803	40,111,512
LUKOIL PJSC sponsored ADR	52,271	4,680,892
Magnit OJSC GDR (Reg. S)	428,621	5,645,503
MMC Norilsk Nickel PJSC	66,556	18,666,890
MMC Norilsk Nickel PJSC sponsored ADR	94,428	2,669,310
Mobile TeleSystems OJSC sponsored ADR	504,110	3,851,400
Moscow Exchange MICEX-RTS OAO	1,699,470	3,183,081
Novatek PJSC GDR (Reg. S)	110,438	23,325,126
Novolipetsk Steel OJSC	1,805,640	4,970,700
PhosAgro OJSC GDR (Reg. S)	159,266	3,194,933
Polyus PJSC	41,353	6,470,155
Rosneft Oil Co. OJSC	1,187,356	8,799,895
Rosneft Oil Co. OJSC GDR (Reg. S)	214,392	1,597,667
Sberbank of Russia	13,066,303	45,029,376
Severstal PAO	245,384	4,765,216
Severstal PAO GDR (Reg. S)	10,278	202,663
Surgutneftegas OJSC	6,111,900	2,863,653
Surgutneftegas OJSC sponsored ADR	214,357	1,010,074
Tatneft PAO	1,520,327	9,736,387
Tatneft PAO sponsored ADR	24,387	946,425
VTB Bank OJSC	4,133,678,016	2,313,549
TOTAL RUSSIA		262,532,443
Saudi Arabia - 1.1%
Abdullah Al Othaim Markets Co.	54,158	1,530,091
Advanced Polypropylene Co.	126,208	2,519,518
Al Rajhi Bank	1,481,152	58,505,484
Alinma Bank	1,202,775	9,601,298
Almarai Co. Ltd.	296,353	3,878,284
Arab National Bank	690,430	5,097,394
Bank Al-Jazira	474,741	2,925,454
Bank Albilad (b)	441,983	6,549,816
Banque Saudi Fransi	718,290	10,012,678
Bupa Arabia for Cooperative Insurance Co. (b)	68,870	2,727,707
Dar Al Arkan Real Estate Development Co. (b)	646,127	1,773,797
Dr Sulaiman Al Habib Medical Services Group Co.	59,083	2,598,336
Emaar The Economic City (b)	474,650	1,631,969
Etihad Etisalat Co.	469,415	4,072,459
Jarir Marketing Co.	72,249	3,878,288
Mobile Telecommunications Co. Saudi Arabia (b)	510,743	1,821,408
Mouwasat Medical Services Co.	56,721	2,999,399
National Industrialization Co. (b)	416,590	2,518,260
National Petrochemical Co.	123,607	1,393,581
Rabigh Refining & Petrochemical Co. (b)	264,317	1,707,680
Riyad Bank	1,609,224	14,582,909
Sabic Agriculture-Nutrients Co.	254,259	11,452,803
Sahara International Petrochemical Co.	436,161	4,998,780
Saudi Arabian Mining Co. (b)	524,373	12,844,127
Saudi Arabian Oil Co.	2,643,989	26,320,795
Saudi Basic Industries Corp.	1,093,558	36,316,887
Saudi Cement Co.	96,661	1,442,740
Saudi Electricity Co.	1,021,385	7,146,074
Saudi Industrial Investment Group	269,293	2,440,353
Saudi Kayan Petrochemical Co. (b)	879,666	4,595,393
Saudi Telecom Co.	728,129	22,783,748
The Co. for Cooperative Insurance	63,322	1,309,680
The Saudi British Bank	992,987	10,612,964
The Saudi National Bank	2,656,824	52,259,818
The Savola Group	317,447	2,885,190
Yanbu National Petrochemical Co.	311,218	5,623,972
TOTAL SAUDI ARABIA		345,359,134
Singapore - 0.7%
Ascendas Real Estate Investment Trust	4,077,015	8,361,316
BOC Aviation Ltd. Class A (c)	255,000	2,143,832
CapitaLand Investment Ltd. (b)	3,165,599	8,122,520
CapitaMall Trust	5,942,539	8,567,337
City Developments Ltd.	476,345	2,502,229
DBS Group Holdings Ltd.	2,184,083	57,369,032
Genting Singapore Ltd.	7,566,823	4,134,836
Keppel Corp. Ltd.	1,738,457	7,329,704
Mapletree Commercial Trust	2,602,689	3,483,740
Mapletree Logistics Trust (REIT)	3,975,233	5,002,924
Oversea-Chinese Banking Corp. Ltd.	4,090,591	38,076,329
Singapore Airlines Ltd. (b)	1,544,039	5,759,431
Singapore Exchange Ltd.	970,390	6,716,819
Singapore Technologies Engineering Ltd.	2,016,897	5,605,884
Singapore Telecommunications Ltd.	9,915,018	17,978,157
United Overseas Bank Ltd.	1,429,615	31,949,990
UOL Group Ltd.	552,249	2,994,833
Venture Corp. Ltd.	349,070	4,573,425
Wilmar International Ltd.	2,398,080	7,628,734
TOTAL SINGAPORE		228,301,072
South Africa - 1.0%
Absa Group Ltd.	852,578	9,448,478
African Rainbow Minerals Ltd.	123,657	1,841,372
Anglo American Platinum Ltd.	62,956	7,628,017
AngloGold Ashanti Ltd.	508,315	9,529,334
Aspen Pharmacare Holdings Ltd.	454,703	6,125,786
Bid Corp. Ltd.	406,664	8,789,084
Bidvest Group Ltd./The	343,365	4,209,912
Capitec Bank Holdings Ltd.	96,168	12,660,120
Clicks Group Ltd. (a)	296,837	5,684,433
Discovery Ltd. (b)	525,334	5,308,855
Exxaro Resources Ltd.	289,172	3,128,264
FirstRand Ltd.	6,145,243	24,772,099
Gold Fields Ltd.	1,064,677	11,409,055
Growthpoint Properties Ltd.	4,181,648	4,005,162
Harmony Gold Mining Co. Ltd. (a)	660,651	2,412,999
Impala Platinum Holdings Ltd.	979,203	15,096,239
Kumba Iron Ore Ltd.	78,618	2,804,876
Mr Price Group Ltd.	313,265	4,164,693
MTN Group Ltd. (b)	2,048,886	25,766,650
MultiChoice Group Ltd.	471,399	3,866,205
Naspers Ltd. Class N	262,909	42,498,769
Nedbank Group Ltd.	554,220	6,896,908
Northam Platinum Holdings Ltd. (b)	430,360	5,734,026
Old Mutual Ltd.	5,573,252	5,022,182
Pepkor Holdings Ltd. (a)(c)	1,587,888	2,341,310
Rand Merchant Insurance Holdings Ltd.	923,092	2,916,372
Remgro Ltd.	634,655	5,479,808
Sanlam Ltd.	2,276,043	9,351,258
Sasol Ltd. (b)	676,297	15,225,066
Shoprite Holdings Ltd.	607,025	8,305,252
Sibanye Stillwater Ltd.	3,358,566	12,518,636
Spar Group Ltd./The	238,083	2,603,610
Standard Bank Group Ltd.	1,596,940	15,586,443
Thungela Resources Ltd. (b)	1	6
Tiger Brands Ltd.	199,610	2,401,546
Vodacom Group Ltd.	741,988	7,122,159
Woolworths Holdings Ltd.	1,193,705	4,124,258
TOTAL SOUTH AFRICA		316,779,242
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	297,689	7,515,639
ACS Actividades de Construccion y Servicios SA rights (b)	297,689	149,093
Aena SME SA (b)(c)	92,113	14,883,854
Amadeus IT Holding SA Class A (b)	543,330	37,359,495
Banco Bilbao Vizcaya Argentaria SA	8,049,533	51,393,292
Banco Santander SA (Spain)	20,726,715	72,680,379
Banco Santander SA (Spain) sponsored ADR	193,931	682,637
CaixaBank SA	5,337,279	17,172,066
Cellnex Telecom SA (c)	616,289	27,946,003
EDP Renovaveis SA	342,566	7,201,238
Enagas SA	306,659	6,630,601
Endesa SA	394,383	8,829,672
Ferrovial SA	577,283	16,041,862
Grifols SA	362,235	6,387,771
Iberdrola SA (b)	113,789	1,298,816
Iberdrola SA	6,926,097	79,408,159
Industria de Diseno Textil SA	1,323,592	40,143,742
Naturgy Energy Group SA (a)	230,009	7,282,614
Red Electrica Corporacion SA (a)	540,594	10,897,416
Repsol SA	1,758,278	22,343,501
Siemens Gamesa Renewable Energy SA (b)	284,085	6,146,993
Telefonica SA	6,360,201	29,648,515
TOTAL SPAIN		472,043,358
Sweden - 2.2%
Alfa Laval AB	382,701	12,928,100
ASSA ABLOY AB (B Shares)	1,209,567	33,120,498
Atlas Copco AB:
(A Shares)	812,801	48,106,499
(B Shares)	467,019	23,884,665
Boliden AB	329,913	13,359,019
Electrolux AB (B Shares)	267,654	5,569,130
Embracer Group AB (b)	666,990	6,692,132
Epiroc AB:
(A Shares)	792,933	16,920,502
(B Shares)	474,953	8,596,104
EQT AB	358,351	14,042,538
Ericsson (B Shares)	3,514,031	43,876,550
Essity AB (B Shares)	739,985	20,860,471
Evolution AB (c)	208,111	25,892,586
Fastighets AB Balder (b)	124,956	8,278,196
Getinge AB (B Shares)	273,286	10,684,274
H&M Hennes & Mauritz AB (B Shares) (a)	891,899	17,758,473
Hexagon AB (B Shares)	2,378,566	32,082,265
Husqvarna AB (B Shares)	497,735	6,920,490
Industrivarden AB:
(A Shares)	170,335	5,384,620
(C Shares)	189,457	5,884,648
Investor AB:
(A Shares)	635,783	14,463,612
(B Shares)	2,160,764	46,914,362
Kinnevik AB (B Shares) (b)	291,172	8,702,731
L E Lundbergforetagen AB	92,069	4,704,411
Latour Investment AB (B Shares)	174,842	5,440,027
Lifco AB	277,069	6,494,566
Lundin Petroleum AB	241,040	9,802,589
Nibe Industrier AB (B Shares)	1,728,734	16,430,853
Sagax AB	189,791	5,540,035
Sandvik AB	1,361,918	35,865,485
Securitas AB (B Shares)	375,444	4,534,706
Sinch AB (b)(c)	624,987	6,425,449
Skandinaviska Enskilda Banken AB (A Shares)	1,964,630	25,396,478
Skanska AB (B Shares)	403,779	9,885,672
SKF AB (B Shares)	454,421	9,961,878
Svenska Cellulosa AB SCA (B Shares)	724,351	12,613,594
Svenska Handelsbanken AB (A Shares)	1,758,876	18,745,327
Swedbank AB (A Shares)	1,091,230	21,364,329
Swedish Match Co. AB	1,932,628	14,953,289
Tele2 AB (B Shares)	597,471	8,693,240
Telia Co. AB	3,200,436	12,614,194
Volvo AB:
(A Shares)	260,831	5,966,242
(B Shares)	1,700,408	38,372,130
TOTAL SWEDEN		704,726,959
Switzerland - 6.4%
ABB Ltd. (Reg.)	1,985,134	68,828,161
Adecco SA (Reg.)	184,615	8,793,811
Alcon, Inc. (Switzerland)	603,946	46,569,447
Bachem Holding AG (B Shares)	7,411	4,420,748
Baloise Holdings AG	58,762	10,293,725
Barry Callebaut AG	4,421	10,148,973
Clariant AG (Reg.)	263,664	5,588,383
Coca-Cola HBC AG	243,698	8,071,437
Compagnie Financiere Richemont SA Series A	629,905	91,546,522
Credit Suisse Group AG	3,011,871	28,629,093
Credit Suisse Group AG sponsored ADR (a)	194,628	1,854,805
Ems-Chemie Holding AG	8,704	8,803,939
Geberit AG (Reg.)	43,650	29,657,148
Givaudan SA	11,170	46,276,508
Holcim Ltd.	633,807	34,353,174
Julius Baer Group Ltd.	269,149	17,588,804
Kuehne & Nagel International AG	65,604	18,525,721
Lindt & Spruengli AG	131	15,095,924
Lindt & Spruengli AG (participation certificate)	1,291	14,982,523
Logitech International SA (Reg.)	207,221	17,412,697
Lonza Group AG	89,775	61,894,644
Nestle SA (Reg. S)	3,393,921	438,285,446
Novartis AG	2,641,943	229,557,241
Partners Group Holding AG	27,473	38,302,826
Roche Holding AG:
(Bearer)	38,530	15,866,519
(participation certificate)	847,467	327,969,205
Schindler Holding AG:
(participation certificate)	51,070	12,817,753
(Reg.)	23,002	5,770,582
SGS SA (Reg.)	7,302	20,822,177
Siemens Energy AG	482,804	10,859,643
Sika AG	171,328	59,943,256
Sonova Holding AG	66,492	23,687,113
Straumann Holding AG	12,558	20,809,673
Swatch Group AG (Bearer)	39,397	11,492,977
Swatch Group AG (Bearer) (Reg.)	42,381	2,379,060
Swiss Life Holding AG	38,248	24,616,803
Swiss Prime Site AG	90,857	8,983,623
Swiss Re Ltd.	365,963	39,874,553
Swisscom AG	31,197	17,831,437
Temenos Group AG	80,048	9,594,940
UBS Group AG	4,027,764	74,713,225
UBS Group AG	214,112	3,997,471
VAT Group AG (c)	32,348	13,191,761
Vifor Pharma AG	59,142	10,476,830
Zurich Insurance Group Ltd.	181,195	86,667,087
TOTAL SWITZERLAND		2,057,847,388
Taiwan - 4.6%
Accton Technology Corp.	607,000	5,866,233
Acer, Inc.	3,754,060	3,896,342
Advantech Co. Ltd.	474,076	6,576,042
ASE Technology Holding Co. Ltd.	3,942,943	14,371,925
Asia Cement Corp.	2,805,785	4,498,932
ASMedia Technology, Inc.	32,000	1,846,594
ASUSTeK Computer, Inc.	868,422	11,362,298
AU Optronics Corp.	9,640,000	7,172,317
Catcher Technology Co. Ltd.	876,000	4,940,014
Cathay Financial Holding Co. Ltd.	9,463,332	21,968,028
Chang Hwa Commercial Bank	5,369,951	3,439,887
Cheng Shin Rubber Industry Co. Ltd.	2,049,513	2,578,581
China Development Financial Ho	18,550,457	12,384,255
China Steel Corp.	14,336,421	17,558,928
Chunghwa Picture Tubes, Ltd. (b)(d)	551	0
Chunghwa Telecom Co. Ltd.	4,561,400	19,401,402
Compal Electronics, Inc.	5,302,394	4,852,809
CTBC Financial Holding Co. Ltd.	22,507,255	22,644,666
Delta Electronics, Inc.	2,328,383	22,988,722
E.SUN Financial Holdings Co. Ltd.	14,322,049	15,072,859
ECLAT Textile Co. Ltd.	230,420	5,115,796
eMemory Technology, Inc.	76,000	4,440,398
Evergreen Marine Corp. (Taiwan)	3,089,554	13,118,526
Far Eastern New Century Corp.	3,560,032	3,732,350
Far EasTone Telecommunications Co. Ltd.	1,850,000	4,339,569
Feng Tay Enterprise Co. Ltd.	538,563	4,420,344
First Financial Holding Co. Ltd.	12,738,802	11,609,386
Formosa Chemicals & Fibre Corp.	4,290,620	12,309,110
Formosa Petrochemical Corp.	1,443,000	5,040,016
Formosa Plastics Corp.	4,652,640	17,854,539
Foxconn Technology Co. Ltd.	1,116,811	2,462,120
Fubon Financial Holding Co. Ltd.	9,146,001	25,258,500
Giant Manufacturing Co. Ltd.	382,042	4,428,433
GlobalWafers Co. Ltd.	267,000	7,625,954
HIWIN Technologies Corp.	318,622	3,087,429
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,052,593	56,325,110
Hotai Motor Co. Ltd.	359,000	7,868,315
Hua Nan Financial Holdings Co. Ltd.	10,526,710	8,347,513
Innolux Corp.	11,567,819	7,271,634
Inventec Corp.	3,293,209	3,023,110
Largan Precision Co. Ltd.	122,000	9,047,912
Lite-On Technology Corp.	2,507,053	5,794,889
MediaTek, Inc.	1,824,989	72,544,472
Mega Financial Holding Co. Ltd.	13,234,833	17,727,239
Micro-Star International Co. Ltd.	806,000	4,511,837
momo.com, Inc.	54,000	2,208,345
Nan Ya Plastics Corp.	6,254,980	19,767,274
Nan Ya Printed Circuit Board Corp.	265,000	4,657,172
Nanya Technology Corp.	1,461,000	3,884,241
Nien Made Enterprise Co. Ltd.	195,000	2,752,649
Novatek Microelectronics Corp.	696,000	12,249,718
Oneness Biotech Co. Ltd. (b)	273,000	2,378,210
Pegatron Corp.	2,367,652	5,956,259
Pou Chen Corp.	2,813,240	3,273,264
President Chain Store Corp.	686,000	6,557,258
Quanta Computer, Inc.	3,326,000	11,266,391
Realtek Semiconductor Corp.	553,744	10,751,216
Ruentex Development Co. Ltd.	1,335,490	3,112,165
Shin Kong Financial Holding Co. Ltd.	14,168,616	5,716,026
Sinopac Holdings Co.	12,145,250	7,272,431
Synnex Technology International Corp.	1,650,920	4,068,914
Taishin Financial Holdings Co. Ltd.	12,538,868	8,974,071
Taiwan Cement Corp.	6,216,311	10,580,620
Taiwan Cooperative Financial Holding Co. Ltd.	11,352,837	10,901,225
Taiwan High Speed Rail Corp.	2,273,000	2,343,290
Taiwan Mobile Co. Ltd.	1,967,400	7,077,232
Taiwan Semiconductor Manufacturing Co. Ltd.	29,722,000	687,775,877
The Shanghai Commercial & Savings Bank Ltd.	4,212,815	7,113,060
Unified-President Enterprises Corp.	5,761,620	14,132,739
Unimicron Technology Corp.	1,462,000	10,968,915
United Microelectronics Corp.	14,266,000	29,829,540
Vanguard International Semiconductor Corp.	1,055,000	5,093,252
Voltronic Power Technology Corp.	74,000	3,816,635
Wan Hai Lines Ltd.	723,000	3,966,476
Win Semiconductors Corp.	414,000	5,132,815
Winbond Electronics Corp.	3,582,000	4,001,067
Wistron Corp.	3,352,291	3,813,451
Wiwynn Corp.	91,000	3,338,575
WPG Holding Co. Ltd.	1,978,378	3,903,358
Yageo Corp.	534,292	9,113,021
Yang Ming Marine Transport Corp. (b)	2,139,000	7,928,943
Yuanta Financial Holding Co. Ltd.	11,735,248	10,798,276
TOTAL TAIWAN		1,477,199,306
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	894,500	5,938,189
Advanced Information Service PCL NVDR	533,900	3,544,325
Airports of Thailand PCL:
(For. Reg.)	3,379,500	6,505,541
NVDR	1,493,900	2,875,759
Asset World Corp. PCL:
(For. Reg.) (b)	8,077,300	1,197,463
NVDR (b)	2,412,000	357,580
B. Grimm Power PCL (For. Reg.)	794,300	851,158
Bangkok Commercial Asset Management PCL:
(For. Reg.)	1,206,100	742,726
NVDR	2,181,100	1,343,139
Bangkok Dusit Medical Services PCL:
(For. Reg.)	8,284,500	5,591,877
NVDR	3,181,200	2,147,058
Bangkok Expressway and Metro PCL:
(For. Reg.)	5,848,100	1,445,715
NVDR	4,958,000	1,225,672
Berli Jucker PCL:
unit	784,000	752,914
(For. Reg.)	600,400	576,594
BTS Group Holdings PCL:
(For. Reg.)	4,476,600	1,247,348
NVDR	6,189,700	1,716,425
Bumrungrad Hospital PCL:
NVDR	263,300	1,120,808
(For. Reg.)	333,600	1,420,059
Carabao Group PCL NVDR	370,000	1,135,152
Central Pattana PCL:
(For. Reg.)	1,878,700	3,085,878
NVDR	453,800	745,394
Central Retail Corp. PCL:
(For. Reg.)	1,222,150	1,254,370
NVDR	922,000	946,307
Charoen Pokphand Foods PCL:
(For. Reg.)	3,517,640	2,679,370
(NVDR)	1,075,700	819,356
CP ALL PCL:
(For. Reg.)	4,617,300	8,747,820
NVDR	2,604,500	4,934,420
Delta Electronics PCL:
(For. Reg.)	273,200	2,892,149
NVDR	365,600	3,870,314
Electricity Generating PCL:
(For. Reg.)	240,100	1,230,190
NVDR	128,200	656,853
Energy Absolute PCL (For. Reg.)	1,281,300	3,453,494
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	488,700	1,156,754
NVDR	353,900	837,615
Gulf Energy Development PCL:
(For. Reg.)	2,054,300	3,046,977
NVDR	1,876,600	2,783,409
Home Product Center PCL:
(For. Reg.)	5,041,347	2,150,186
NVDR	2,741,100	1,169,107
Indorama Ventures PCL NVDR	2,108,700	3,036,280
Intouch Holdings PCL:
(For. Reg.)	1,148,900	2,659,637
NVDR	415,100	960,933
Krung Thai Bank PCL:
(For. Reg.)	1,971,475	835,093
NVDR	1,986,200	841,330
Krungthai Card PCL:
(For. Reg.)	502,900	913,280
NVDR	382,700	694,993
Land & House PCL:
NVDR	2,161,800	638,219
(For. Reg.)	7,055,500	2,082,965
Minor International PCL:
unit (b)	1,550,282	1,432,141
warrants 2/15/24 (b)	12,037	1,201
(For. Reg.) (b)	2,339,241	2,160,977
Muangthai Leasing PCL:
(For. Reg.)	569,191	967,639
NVDR	394,600	670,830
Osotspa PCL:
(For. Reg.)	630,600	613,043
NVDR	635,200	617,514
PTT Exploration and Production PCL:
(For. Reg.)	1,224,151	4,801,688
NVDR	415,800	1,630,960
PTT Global Chemical PCL:
(For. Reg.)	2,006,886	3,439,629
NVDR	618,200	1,059,541
PTT Oil & Retail Business PCL NVDR	3,694,300	2,747,597
PTT PCL:
(For. Reg.)	7,683,000	9,065,263
NVDR	4,288,000	5,059,462
Ratchaburi Electric Generating Holding PCL:
unit	400,800	537,039
(For. Reg.)	514,200	688,985
SCG Packaging PCL NVDR	1,452,200	2,731,025
Siam Cement PCL:
(For. Reg.)	581,550	6,751,213
NVDR	312,900	3,632,456
Siam Commercial Bank PCL:
(For. Reg.)	539,400	2,049,198
(NVDR)	520,300	1,976,636
Sri Trang Gloves Thailand PCL:
(For. Reg.)	689,200	605,333
NVDR	410,700	360,723
Srisawad Corp. PCL:
warrants 8/29/25 (b)	22,064	6,749
(For. Reg.)	677,100	1,235,553
Thai Oil PCL (For. Reg.)	1,052,600	1,676,532
Thai Union Frozen Products PCL (For. Reg.)	2,880,000	1,810,225
True Corp. PCL:
(For. Reg.)	7,537,335	1,096,684
NVDR	7,580,400	1,102,950
TOTAL THAILAND		161,386,981
Turkey - 0.1%
Akbank TAS	3,785,478	2,284,885
Aselsan A/S	1,023,611	1,659,879
Bim Birlesik Magazalar A/S JSC	518,330	2,737,525
Eregli Demir ve Celik Fabrikalari T.A.S.	1,668,702	3,417,518
Ford Otomotiv Sanayi A/S	79,380	1,477,918
Koc Holding A/S	909,120	2,215,427
Turk Sise ve Cam Fabrikalari A/S	1,667,820	1,727,889
Turkcell Iletisim Hizmet A/S	1,463,269	2,053,152
Turkiye Garanti Bankasi A/S	2,764,729	2,472,020
Turkiye Is Bankasi A/S Series C	2,125,572	1,332,447
Turkiye Petrol Rafinerileri A/S (b)	156,676	2,013,696
TOTAL TURKEY		23,392,356
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	3,346,858	8,164,291
Abu Dhabi National Oil Co. for Distribution PJSC	3,069,277	3,451,114
Aldar Properties PJSC (b)	4,552,070	5,118,375
Dubai Islamic Bank Pakistan Ltd. (b)	3,587,316	5,371,622
Emaar Properties PJSC (b)	4,873,234	6,448,025
Emirates NBD Bank PJSC	3,081,156	11,198,713
Emirates Telecommunications Corp.	4,205,097	37,894,586
First Abu Dhabi Bank PJSC	5,296,129	28,837,772
TOTAL UNITED ARAB EMIRATES		106,484,498
United Kingdom - 8.7%
3i Group PLC	1,146,834	21,358,421
Abrdn PLC	2,603,763	8,515,316
Admiral Group PLC	229,437	9,755,838
Anglo American PLC (United Kingdom)	1,556,184	68,605,160
Antofagasta PLC	469,369	8,538,457
Ashtead Group PLC	536,401	38,367,699
Associated British Foods PLC	428,080	11,299,570
AstraZeneca PLC (United Kingdom)	1,876,071	218,239,638
Auto Trader Group PLC (c)	1,141,963	10,348,061
Aveva Group PLC	154,585	6,134,219
Aviva PLC	4,632,695	27,351,445
BAE Systems PLC	3,824,803	29,931,987
Barclays PLC	20,257,525	54,347,300
Barratt Developments PLC	1,317,512	10,957,801
Berkeley Group Holdings PLC	132,402	7,556,184
BP PLC	18,711,665	96,999,846
BP PLC sponsored ADR	944,412	29,201,219
British American Tobacco PLC (United Kingdom)	2,615,509	111,669,170
British Land Co. PLC	1,057,185	7,905,143
BT Group PLC	10,746,096	28,462,891
Bunzl PLC	394,021	14,758,849
Burberry Group PLC	476,532	12,089,124
Compass Group PLC	2,152,361	48,918,112
Croda International PLC	167,750	18,116,678
Diageo PLC	2,889,801	145,823,398
Evraz PLC	682,187	4,634,521
GlaxoSmithKline PLC	6,047,565	134,957,495
Halma PLC	469,439	15,911,020
Hargreaves Lansdown PLC	427,514	7,761,831
Hikma Pharmaceuticals PLC	212,399	5,966,959
HSBC Holdings PLC (United Kingdom)	25,204,287	179,387,603
Imperial Brands PLC	1,111,453	26,352,399
Informa PLC (b)	1,806,128	13,662,224
InterContinental Hotel Group PLC (b)	215,919	14,266,515
Intertek Group PLC	205,891	14,941,610
J Sainsbury PLC	2,099,799	8,251,266
JD Sports Fashion PLC	3,270,068	8,385,008
Johnson Matthey PLC	235,733	6,225,400
Kingfisher PLC	2,498,516	11,204,240
Land Securities Group PLC	948,213	10,184,228
Legal & General Group PLC	7,106,841	27,787,472
Lloyds Banking Group PLC	85,274,532	59,178,149
London Stock Exchange Group PLC	395,596	38,734,170
M&G PLC	2,980,124	8,721,987
Melrose Industries PLC	5,530,076	11,264,862
Mondi PLC	364,654	9,123,349
Mondi PLC	251,735	6,297,458
National Grid PLC	4,421,657	64,701,813
NatWest Group PLC	6,840,715	22,483,945
Next PLC	156,739	15,969,474
NMC Health PLC (b)	75,611	1,512
Ocado Group PLC (b)	591,957	12,061,477
Pearson PLC	490,178	4,092,719
Pearson PLC sponsored ADR (a)	376,499	3,200,242
Persimmon PLC	376,781	12,275,341
Phoenix Group Holdings PLC	831,448	7,443,469
Prudential PLC (b)	3,147,902	53,060,205
Reckitt Benckiser Group PLC	859,017	69,599,426
RELX PLC (London Stock Exchange)	2,311,866	71,113,931
Rentokil Initial PLC	2,240,635	15,690,594
Rio Tinto PLC	1,351,633	95,270,384
Rolls-Royce Holdings PLC (b)	10,083,960	15,806,418
Sage Group PLC	1,292,758	12,632,804
Schroders PLC	156,230	7,163,275
Segro PLC	1,443,712	25,452,308
Severn Trent PLC	318,301	12,357,819
Shell PLC	9,370,875	240,725,902
Smith & Nephew PLC	1,054,639	17,936,222
Smiths Group PLC	466,247	9,827,365
Spirax-Sarco Engineering PLC	88,542	15,960,206
SSE PLC	1,256,232	27,029,147
St. James's Place PLC	685,266	14,145,562
Standard Chartered PLC (United Kingdom)	3,161,090	23,021,455
Taylor Wimpey PLC	4,232,845	8,683,930
Tesco PLC	9,229,782	37,073,024
Unilever PLC	3,125,233	160,267,851
United Utilities Group PLC	855,172	12,336,618
Vodafone Group PLC	23,992,994	42,128,506
Vodafone Group PLC sponsored ADR (a)	896,840	15,703,668
Whitbread PLC (b)	243,519	10,020,221
TOTAL UNITED KINGDOM		2,823,688,125
United States of America - 0.2%
360 DigiTech, Inc. ADR	96,587	1,911,457
Coca-Cola European Partners PLC	247,705	14,156,341
Dada Nexus Ltd. ADR (b)	69,295	756,701
DiDi Global, Inc. ADR (a)	341,995	1,234,602
Fiverr International Ltd. (a)(b)	35,006	2,986,362
Legend Biotech Corp. ADR (b)	54,292	2,315,011
Li Auto, Inc. ADR (b)	670,513	17,493,684
NICE Systems Ltd. sponsored ADR (b)	22,281	5,705,273
Southern Copper Corp.	102,574	6,553,453
Yum China Holdings, Inc.	504,980	24,324,887
TOTAL UNITED STATES OF AMERICA		77,437,771
TOTAL COMMON STOCKS (Cost $27,259,460,616)		31,572,010,905

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	225,400	1,234,371
Ambev SA sponsored ADR	491,407	1,390,682
Banco Bradesco SA:
(PN)	5,675,886	24,370,577
(PN) sponsored ADR	1,276,557	5,476,430
Braskem SA (PN-A)	228,800	2,118,622
BRF SA sponsored ADR (a)(b)	269,564	1,129,473
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	249,442	1,619,698
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,269,288	3,138,500
Gerdau SA	1,381,550	7,243,244
Itau Unibanco Holding SA	4,774,561	22,775,396
Itau Unibanco Holding SA sponsored ADR	1,038,799	4,903,131
Itausa-Investimentos Itau SA (PN)	5,677,762	10,895,538
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	4,543,540	27,679,991
(PN) sponsored ADR (non-vtg.)	862,536	10,471,187
sponsored ADR	332,513	4,439,049
TOTAL BRAZIL		128,885,889
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (b)	170,258	9,079,293
Colombia - 0.0%
Bancolombia SA (PN)	578,085	5,160,290
France - 0.0%
Air Liquide SA (b)	41,793	7,149,082
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	100,068	8,660,503
Fuchs Petrolub AG	82,625	3,570,653
Henkel AG & Co. KGaA	225,348	18,430,866
Porsche Automobil Holding SE (Germany)	183,045	17,141,976
Sartorius AG (non-vtg.)	31,843	17,191,311
Volkswagen AG	224,028	46,658,788
TOTAL GERMANY		111,654,097
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1	59
Hyundai Motor Co.	33,896	2,683,140
Hyundai Motor Co. Series 2	53,004	4,309,663
LG Chemical Ltd.	9,321	2,365,822
LG Household & Health Care Ltd.	1,428	654,528
Samsung Electronics Co. Ltd.	990,364	55,697,653
TOTAL KOREA (SOUTH)		65,710,865
Russia - 0.0%
Surgutneftegas OJSC	8,898,217	4,294,684
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $310,531,742)		331,934,200

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	43,680

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (f)	775,580,341	775,735,457
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	428,994,988	429,037,888
TOTAL MONEY MARKET FUNDS (Cost $1,204,772,937)		1,204,773,345

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $28,774,811,976)	33,108,762,130
NET OTHER ASSETS (LIABILITIES) - (2.4)% (h)	(765,774,482)
NET ASSETS - 100.0%	32,342,987,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,541	Mar 2022	283,994,865	85,224	85,224
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,156	Mar 2022	132,033,440	2,724,030	2,724,030
TME S&P/TSX 60 Index Contracts (Canada)	173	Mar 2022	34,756,512	753,353	753,353

TOTAL FUTURES CONTRACTS					3,562,607
The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $817,973,931 or 2.5% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $36,897,245 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	489,430,157	3,604,321,916	3,318,016,616	165,621	-	-	775,735,457	1.4%
Fidelity Securities Lending Cash Central Fund 0.08%	703,170,009	1,228,138,739	1,502,270,860	963,336	-	-	429,037,888	1.4%
Total	1,192,600,166	4,832,460,655	4,820,287,476	1,128,957	-	-	1,204,773,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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